As filed with the Securities and Exchange             Registration No. 333-56297
Commission on November 23, 1999                       Registration No. 811-2512

                            -------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                            -------------------------

                       POST-EFFECTIVE AMENDMENT NO. 11 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                            -------------------------

     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

                            -------------------------

It is proposed that this filing will become effective:

                immediately upon filing pursuant to paragraph (b) of Rule 485
   --------
      X         on December 1, 1999 pursuant to paragraph (b) of Rule 485
   --------

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET

                                                                                          LOCATION - PROSPECTUS DATED
                                                                                MAY 3, 1999, AND AS AMENDED BY SUPPLEMENTS DATED
                                                                               MAY 5, 1999, JUNE 1, 1999, SEPTEMBER 1, 1999, AND
     FORM N-4                                                                                   DECEMBER 1, 1999
     ITEM NO.                          PART A (PROSPECTUS)
         1           Cover Page...........................................    Cover Page

         2           Definitions..........................................    Not Applicable

         3           Synopsis.............................................    Contract Overview; Fee Table, and as amended

         4           Condensed Financial Information......................    Condensed Financial Information; Appendix IV -
                                                                              Condensed Financial Information

         5           General Description of Registrant, Depositor, and
                     Portfolio Companies..................................    Other Topics - The Company; Variable Annuity
                                                                              Account B; Appendix III - The Funds, and as amended

         6           Deductions and Expenses..............................    Fees, and as amended

         7           General Description of Variable Annuity Contracts....    Contract Overview, and as amended

         8           Annuity Period.......................................    The Income Phase

         9           Death Benefit........................................    Death Benefit, and as amended

        10           Purchases and Contract Value.........................    Purchase and Rights; Your Account Value

        11           Redemptions..........................................    Your Right to Cancel; Systematic Distribution
                                                                              Options

        12           Taxes................................................    Taxation

        13           Legal Proceedings....................................    Other Topics - Legal Matters and Proceedings

        14           Table of Contents of the Statement of Additional
                     Information..........................................    Contents of the Statement of Additional Information

                                                                               LOCATION - STATEMENT OF ADDITIONAL INFORMATION
                                                                              DATED MAY 3, 1999, AND AS AMENDED BY SUPPLEMENT
                                                                                          DATED SEPTEMBER 1, 1999
     FORM N-4                         PART B (STATEMENT OF
     ITEM NO.                        ADDITIONAL INFORMATION)
        15           Cover Page...........................................    Cover page

        16           Table of Contents....................................    Table of Contents

        17           General Information and History......................    General Information and History

        18           Services.............................................    General Information and History; Independent Auditors

        19           Purchase of Securities Being Offered.................    Offering and Purchase of Contract

        20           Underwriters.........................................    Offering and Purchase of Contract

        21           Calculation of Performance Data......................    Performance Data; Average Annual Total Return
                                                                              Quotations, and as amended

        22           Annuity Payments.....................................    Income Phase Payments

        23           Financial Statements.................................    Financial Statements

                           Part C (Other Information)
                           --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus dated May 3, 1999 is incorporated in Part A of this Post-Effective Amendment No. 11 by reference to Registrant's filing under Rule 497(c), as filed on May 6, 1999 (File No. 333-56297) and by reference to Prospectus Supplement dated May 5, 1999, as filed in Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-56297), as filed on and declared effective on May 5, 1999, and by reference to Prospectus Supplement dated June 1, 1999, as filed in Registrant's filing under Rule 497(c), on June 1, 1999, and by reference to three Prospectus Supplements each dated September 1, 1999 as filed in Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-56297), as filed on August 24, 1999 and declared effective on September 1, 1999.

The Statement of Additional Information (SAI) is incorporated in Part B of this Post-Effective Amendment by reference to Registrant's filing under Rule 497(c), as filed on May 5, 1999 (File No. 333-56297) and by reference to SAI Supplement dated September 1, 1999, as filed in Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-56297), on August 24, 1999 and declared effective on September 1, 1999.

Three Prospectus Supplements to the Prospectus each dated December 1, 1999, are included in Part A of this Post-Effective Amendment No. 11.

                          VARIABLE ANNUITY ACCOUNT B
                   Aetna Life Insurance and Annuity Company


                       Supplement Dated December 1, 1999
                           to May 3, 1999 Prospectus


GENERAL DESCRIPTION OF GET H

Series H of the Aetna GET Fund (GET H) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET H. Aeltus Investment Management, Inc. serves as investment adviser to GET H.

We will offer GET H shares only during its offering period, which is scheduled to run from December 15, 1999 through the close of business on March 14, 2000. GET H may not be available under your contract, your plan or in your state. Please read the GET H prospectus for a more complete description of GET H, including its charges and expenses.


INVESTMENT OBJECTIVE OF GET H

GET H seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period.

GET H's guarantee period runs from March 15, 2000 through March 14, 2005. During the offering period, all GET H assets will be invested in short-term instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.


THE GET FUND GUARANTEE

The guarantee period for GET H will end on March 14, 2005 which is GET H's maturity date. The Company guarantees that the value of an accumulation unit of the GET H subaccount under the contract on the maturity date (as valued after the close of business on March 14, 2005) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET H subaccount to make up the difference. This means that if you remain invested in GET H until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET H as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET H subaccount. The value of dividends or distributions made by GET H during the guarantee period are not included in the guarantee, nor does the guarantee promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET H before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.


MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET H. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET H amounts. If you do not make a choice, on the maturity date we will transfer your GET H amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET H amounts to the fund or funds designated by the Company. We will make these transfers as of the unit value next determined after the transfer.







X.GETHRETAIL-99                                             December 1999

INCOME PHASE

GET H is not available during the income phase. You should not select this option if you wish to begin income payments or to make other withdrawals or transfers before the maturity date. You must transfer your GET H account value to another available investment option before you may elect an income phase payment option. As stated above, the Company's guarantee will not apply to amounts you withdraw or transfer before the maturity date.


REINVESTMENT

Some contracts allow you to reinvest all or a portion of the proceeds after a full withdrawal. If you withdraw amounts from GET H and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET H amounts among the other investment options in which you were invested, on a pro rata basis.

The following information supplements the "Fee Table" contained in the prospectus:


MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET H Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET H investment option:


 GET H Guarantee Charge (deducted daily during the Guarantee Period) .....     0.50%
Maximum Total Separate Account Expenses ..................................     1.90%(1)

(1) The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.

The following information supplements the "Fund Expense Table" contained in the prospectus:


Aetna GET Fund Series H Annual Expenses
(As a percentage of the average net assets)

                               Investment                                Total Fund Annual Expenses
                             Advisory Fees(2)     Other Expenses(3)     (after expense reimbursement)(4)
                            ------------------   -------------------   -----------------------------------
Aetna GET Fund Series H           0.60%                 0.15%                      0.75%

For more information regarding expenses paid out of assets of the fund, see the GET H prospectus.




-----------------------

(2) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

(3) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET H and any additional direct fund expenses.

(4) The investment adviser is contractually obligated through GET H's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET H's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET H's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus.


HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES H

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET H investment option under the contract (until GET H's maturity date) and assume a 5% annual return on the investment.(5)

-----------------------------                Example A                    Example B
> THESE EXAMPLES ARE PURELY
  HYPOTHETICAL.                     If you withdraw your entire       If at the end of the periods
                                    account value at the end of       shown you (1) leave your
> THEY SHOULD NOT BE                the periods shown, you would      entire account value invested
  CONSIDERED A REPRESENTATION       pay the following expenses,       or (2) select an income phase
  OF PAST OR FUTURE EXPENSES        including any applicable early    payment option, you would
  OR EXPECTED RETURNS.              withdrawal charge:                pay the following expenses
                                                                      (no early withdrawal charge ia
> ACTUAL EXPENSES AND/OR                                              reflected):
  RETURNS MAY BE MORE OR LESS
  THAN THOSE SHOWN BELOW.            1 Year   3 Years   5 Years        1 Year   3 Years   5 Years
-------------------------------     -------- --------- ---------      -------- --------- --------
Aetna GET Fund Series H               $90      $137      $177            $27      $83      $142

-----------------------

(5) The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.15%, an annual GET H guarantee charge of 0.50%, a $30 annual maintenance fee that has been converted to a percentage of assets equal to 0.022%, and all charges and expenses of the GET H Fund. Example A reflects an early withdrawal charge of 7% of the purchase payments at the end of year 1, 6% at the end of year 3, and 4% at the end of year 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

                                   APPENDIX
                        DESCRIPTION OF UNDERLYING FUNDS


                           Aetna GET Fund (Series H)


INVESTMENT OBJECTIVE

Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from March 15, 2000 through March 14, 2005, the maturity date.


POLICIES

Prior to March 15, 2000, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.


RISKS

The principal risks of investing in Series H are those generally attributable to stock and bond investing. The success of Series H's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series H invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series H assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series H would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series H assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series H's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Investment Adviser: Aeltus Investment Management, Inc.




X.GETHRETAIL-99                                             December 1999

                           VARIABLE ANNUITY ACCOUNT B
                    Aetna Life Insurance and Annuity Company

    Supplement dated December 1, 1999 to the Prospectus dated May 3, 1999 as amended by
                      Supplement dated September 1, 1999

Aetna Variable Annuity--Group and Individual Deferred Variable Annuity Contracts

The information in this supplement updates and amends certain information contained in the prospectus dated May 3, 1999 as amended by supplement dated September 1, 1999. You should read this supplement along with the prospectus.

1. The following information replaces the "Option Packages" section on page 4 of the prospectus:

Option Packages: There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. The differences are summarized as follows:

----------------------------------------------------------------------------------------------------------------------------------
                            Option Package I          Option Package II                      Option Package III
----------------------------------------------------------------------------------------------------------------------------------
 Mortality and
 Expense Risk
 Charge(1):                   0.80%                      1.10%                                 1.25%
----------------------------------------------------------------------------------------------------------------------------------
 Death Benefit(2)      The greater of:            The greatest of:           Outside of New York:      In New York:
 on Death of the       (1) The sum of all         (1) The sum of all         The greatest of:          The greatest of:
 Annuitant(3):             payments made,             payments made,         (1) The sum of all        (1) The sum of all
                           adjusted for               adjusted for               payments made,            payments made,
                           amounts withdrawn          amounts withdrawn          adjusted for              adjusted for
                           or applied to an           or applied to an           amounts withdrawn         amounts withdrawn
                           income phase               income phase               or applied to an          or applied to an
                           payment as of the          payment as of the          income phase              income phase
                           claim date; or             claim date; or             payment as of the         payment as of the
                       (2) The account value      (2) The account value          claim date; or            claim date; or
                           on the claim date          on the claim date;     (2) The account value     (2) The account value
                                                      or                         on the claim date;        on the claim date;
                                                  (3) The "Step-up value"        or                        or
                                                      on the claim date      (3) The "Step-up value"   (3) The "Step-up value"
                                                                                 on the claim date;        on the claim date(4)
                                                                                 or
                                                                             (4) The "Roll-up value"
                                                                                 on the claim date
----------------------------------------------------------------------------------------------------------------------------------
 Minimum Initial          Non-                       Non-                              Non-
 Payment/Account       Qualified:    Qualified:   Qualified:    Qualified:          Qualified:                Qualified:
 Value(5):              $15,000       $1,500       $5,000        $1,500               $5,000                    $1,500
----------------------------------------------------------------------------------------------------------------------------------
 Free                  10% of your account        10% of your account                      10% of your account
 Withdrawals(6):        value each account         value each account                    value each account year,
                       year, noncumulative.       year, noncumulative.                 cumulative to a maximum 30%.
----------------------------------------------------------------------------------------------------------------------------------
 Nursing Home          Outside of        In       Outside of        In              Outside of                    In
 Waiver--Waiver         New York:     New York:    New York:     New York:          New York:                 New York:
 of Early Withdrawal       Not           Not                        Not                                          Not
 Charge(7):             Available     Available    Available     Available          Available                 Available
----------------------------------------------------------------------------------------------------------------------------------

(1) See "Fee Table" and "Fees."

(2) See "Death Benefit."

(3) When a contract holder is not the annuitant, the amount of the death benefit is not the same as shown above under each option package. See "Death Benefit." Therefore, contract holders who are not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.

(4) For contracts issued in New York, the benefit payable upon the death of the annuitant under Option Package III is the same as that described under Option Package II. Therefore, contract holders of contracts issued in New York should seriously consider whether Option Package III is suitable for their circumstances.

(5) See "Purchase and Rights."

(6) See "Fees."

(7) See "Fees."

Form No.: X.56297-99-1                                             December 1999

2. The following information replaces the "Early Withdrawal Charge" section on page 7 of the prospectus:

Early Withdrawal Charge. (As a percentage of payments withdrawn.)

             FOR CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK:

------------------------------------------------------------------------------------------
           CONTRACTS OTHER THAN
            ROTH IRA CONTRACTS:                          ROTH IRA CONTRACTS:
------------------------------------------------------------------------------------------
                                   Early                                       Early
     Years From Receipt         Withdrawal         Completed Account         Withdrawal
         of Payment               Charge                 Years                 Charge
------------------------------------------------------------------------------------------
 Less than 2                       7%         Less than 1                       5%
------------------------------------------------------------------------------------------
 2 or more but less than 4         6%         1 or more but less than 2         4%
------------------------------------------------------------------------------------------
 4 or more but less than 5         5%         2 or more but less than 3         3%
------------------------------------------------------------------------------------------
 5 or more but less than 6         4%         3 or more but less than 4         2%
------------------------------------------------------------------------------------------
 6 or more but less than 7         3%         4 or more but less than 5         1%
------------------------------------------------------------------------------------------
 7 or more                         0%         5 or more                         0%
------------------------------------------------------------------------------------------

                 FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK:

---------------------------------------------
            FOR ALL CONTRACTS:
---------------------------------------------
                                   Early
      Years From Receipt         Withdrawal
          of Payment               Charge
---------------------------------------------
  Less than 1                       7%
---------------------------------------------
  1 or more but less than 2         6%
---------------------------------------------
  2 or more but less than 3         5%
---------------------------------------------
  3 or more but less than 4         4%
---------------------------------------------
  4 or more but less than 5         3%
---------------------------------------------
  5 or more but less than 6         2%
---------------------------------------------
  6 or more but less than 7         1%
---------------------------------------------
  7 or more                         0%
---------------------------------------------

3. "For Contracts Issued Outside of the State of New York" is added to the top of each of the hypothetical examples on pages 10 through 15 of the prospectus.

4. The following hypothetical examples for contracts issued in the state of New York are added before the "Condensed Financial Information" section on page 16 of the prospectus:

For Contracts Issued in the State of New York:

Hypothetical Example: Option Package I

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package I (i.e., mortality and expense risk charge of 0.80%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

-----------------------------------                 Example A                              Example B
> These examples are purely                         ---------                              ---------
  hypothetical.                        If you withdraw your entire account     If at the end of the periods shown
> They should not be considered a      value at the end of the periods         you (1) leave your entire account
  representation of past or future     shown, you would pay the following      value invested or (2) select an income
  expenses or expected returns.        expenses, including any applicable      phase payment option, you would
> Actual expenses and/or returns       early withdrawal charge:                pay the following expenses (no early
  may be more or less than those                                               withdrawal charge is reflected):*
  shown in these examples.             1 Year   3 Years   5 Years   10 Years   1 Year   3 Years   5 Years   10 Years
-----------------------------------    ------   -------   -------   --------   ------   -------   -------   --------
Aetna Balanced VP, Inc.                $70      $ 85      $103      $186       $16      $49       $ 85      $186
Aetna Bond VP                          $69      $ 82      $ 98      $176       $15      $47       $ 80      $176
Aetna Growth VP                        $71      $ 90      $111      $203       $18      $54       $ 93      $203
Aetna Growth and Income VP             $70      $ 85      $102      $185       $16      $49       $ 85      $185
Aetna Index Plus Large Cap VP          $68      $ 81      $ 95      $170       $14      $45       $ 78      $170
Aetna International VP                 $85      $130      $178      $336       $31      $94       $160      $336
Aetna Money Market VP                  $67      $ 77      $ 90      $158       $13      $42       $ 72      $158
Aetna Real Estate Securities VP        $79      $112      $148      $279       $25      $76       $131      $279
Aetna Small Company VP                 $73      $ 94      $118      $218       $19      $59       $101      $218
AIM V.I. Capital Appreciation Fund     $70      $ 87      $107      $195       $17      $52       $ 89      $195
AIM V.I. Growth Fund                   $71      $ 89      $110      $200       $17      $53       $ 92      $200
AIM V.I. Growth & Income Fund          $70      $ 87      $106      $192       $16      $51       $ 88      $192
AIM V.I. Value Fund                    $70      $ 87      $106      $193       $17      $51       $ 89      $193
Fidelity VIP Equity-Income Portfolio   $70      $ 85      $102      $185       $16      $49       $ 85      $185
Fidelity VIP Growth Portfolio          $71      $ 88      $107      $196       $17      $52       $ 90      $196
Fidelity VIP High Income Portfolio     $71      $ 88      $108      $198       $17      $53       $ 91      $198
Fidelity VIP II Contrafund Portfolio   $71      $ 88      $108      $198       $17      $53       $ 91      $198
Janus Aspen Aggressive Growth
 Portfolio                             $71      $ 90      $111      $203       $18      $54       $ 93      $203
Janus Aspen Balanced Portfolio         $71      $ 90      $111      $202       $17      $54       $ 93      $202
Janus Aspen Growth Portfolio           $71      $ 90      $111      $203       $18      $54       $ 93      $203
Janus Aspen Worldwide Growth
 Portfolio                             $71      $ 90      $111      $202       $17      $54       $ 93      $202
MFS Total Return Series                $73      $ 95      $119      $220       $19      $59       $102      $220
Oppenheimer Aggressive Growth
 Fund/VA                               $71      $ 89      $109      $199       $17      $53       $ 91      $199
Oppenheimer Main Street Growth
 & Income Fund/VA                      $72      $ 91      $113      $208       $18      $55       $ 96      $208
Oppenheimer Strategic Bond
 Fund/VA                               $72      $ 91      $114      $209       $18      $56       $ 96      $209
Portfolio Partners MFS Emerging
 Equities Portfolio                    $72      $ 92      $114      $210       $18      $56       $ 96      $210
Portfolio Partners MFS Research
 Growth Portfolio                      $72      $ 93      $116      $214       $19      $57       $ 99      $214
Portfolio Partners MFS Value Equity
 Portfolio                             $73      $ 94      $119      $219       $19      $59       $101      $219
Portfolio Partners Scudder
 International Growth Portfolio        $74      $ 98      $124      $230       $20      $62       $106      $230

-----------------------
* This example does not apply during the income phase if you selected a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

For Contracts Issued in the State of New York

Hypothetical Example: Option Package II

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package II (i.e., mortality and expense risk charge of 1.10%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

-----------------------------------                 Example A                              Example B
> These examples are purely                         ---------                              ---------
  hypothetical.                        If you withdraw your entire account     If at the end of the periods shown
> They should not be considered a      value at the end of the periods         you (1) leave your entire account
  representation of past or future     shown, you would pay the following      value invested or (2) select an income
  expenses or expected returns.        expenses, including any applicable      phase payment option, you would
> Actual expenses and/or returns       early withdrawal charge:                pay the following expenses (no early
  may be more or less than those                                               withdrawal charge is reflected):*
  shown in these examples.             1 Year   3 Years   5 Years   10 Years   1 Year   3 Years   5 Years   10 Years
-----------------------------------    ------   -------   -------   --------   ------   -------   -------   --------
Aetna Balanced VP, Inc.                $73      $ 94      $118      $218       $19      $ 59      $101      $218
Aetna Bond VP                          $72      $ 91      $114      $209       $18      $ 56      $ 96      $209
Aetna Growth VP                        $74      $ 99      $127      $235       $21      $ 63      $109      $235
Aetna Growth and Income VP             $73      $ 94      $118      $217       $19      $ 58      $100      $217
Aetna Index Plus Large Cap VP          $71      $ 90      $111      $203       $18      $ 54      $ 93      $203
Aetna International VP                 $88      $139      $192      $363       $34      $103      $174      $363
Aetna Money Market VP                  $70      $ 86      $105      $191       $16      $ 51      $ 88      $191
Aetna Real Estate Securities VP        $82      $121      $163      $308       $28      $ 85      $146      $308
Aetna Small Company VP                 $76      $103      $134      $250       $22      $ 68      $116      $250
AIM V.I. Capital Appreciation Fund     $74      $ 97      $122      $227       $20      $ 61      $105      $227
AIM V.I. Growth Fund                   $74      $ 98      $125      $232       $20      $ 63      $107      $232
AIM V.I. Growth & Income Fund          $73      $ 96      $121      $225       $20      $ 60      $104      $225
AIM V.I. Value Fund                    $73      $ 96      $122      $226       $20      $ 61      $104      $226
Fidelity VIP Equity-Income Portfolio   $73      $ 94      $118      $217       $19      $ 58      $100      $217
Fidelity VIP Growth Portfolio          $74      $ 97      $123      $228       $20      $ 61      $105      $228
Fidelity VIP High Income Portfolio     $74      $ 98      $124      $230       $20      $ 62      $106      $230
Fidelity VIP II Contrafund Portfolio   $74      $ 98      $124      $230       $20      $ 62      $106      $230
Janus Aspen Aggressive Growth
 Portfolio                             $74      $ 99      $127      $235       $21      $ 63      $109      $235
Janus Aspen Balanced Portfolio         $74      $ 99      $126      $234       $20      $ 63      $108      $234
Janus Aspen Growth Portfolio           $74      $ 99      $127      $235       $21      $ 63      $109      $235
Janus Aspen Worldwide Growth
 Portfolio                             $74      $ 99      $126      $234       $20      $ 63      $108      $234
MFS Total Return Series                $76      $104      $135      $252       $22      $ 68      $117      $252
Oppenheimer Aggressive Growth
 Fund/VA                               $74      $ 98      $125      $231       $20      $ 62      $107      $231
Oppenheimer Main Street Growth
 & Income Fund/VA                      $75      $100      $129      $239       $21      $ 65      $111      $239
Oppenheimer Strategic Bond Fund/VA     $75      $101      $129      $240       $21      $ 65      $111      $240
Portfolio Partners MFS Emerging
 Equities Portfolio                    $75      $101      $130      $241       $21      $ 65      $112      $241
Portfolio Partners MFS Research
 Growth Portfolio                      $75      $102      $132      $245       $22      $ 66      $114      $245
Portfolio Partners MFS Value Equity
 Portfolio                             $76      $104      $134      $251       $22      $ 68      $117      $251
Portfolio Partners Scudder
 International Growth Portfolio        $77      $107      $139      $261       $23      $ 71      $122      $261

-----------------------
* This example does not apply during the income phase if you selected a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

For Contracts Issued in the State of New York

Hypothetical Example: Option Package III

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package III (i.e., mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

-----------------------------------                 Example A                              Example B
> These examples are purely                         ---------                              ---------
  hypothetical.                        If you withdraw your entire account     If at the end of the periods shown
> They should not be considered a      value at the end of the periods         you (1) leave your entire account
  representation of past or future     shown, you would pay the following      value invested or (2) select an income
  expenses or expected returns.        expenses, including any applicable      phase payment option, you would
> Actual expenses and/or returns       early withdrawal charge:                pay the following expenses (no early
  may be more or less than those                                               withdrawal charge is reflected):*
  shown in these examples.             1 Year   3 Years   5 Years   10 Years   1 Year   3 Years   5 Years   10 Years
-----------------------------------    ------   -------   -------   --------   ------   -------   -------   --------
Aetna Balanced VP, Inc.                $74      $ 99      $126      $234       $20      $ 63      $108      $234
Aetna Bond VP                          $73      $ 96      $121      $225       $20      $ 60      $104      $225
Aetna Growth VP                        $76      $104      $134      $251       $22      $ 68      $117      $251
Aetna Growth and Income VP             $74      $ 98      $126      $233       $20      $ 63      $108      $233
Aetna Index Plus Large Cap VP          $73      $ 94      $119      $219       $19      $ 59      $101      $219
Aetna International VP                 $89      $143      $199      $377       $35      $107      $181      $377
Aetna Money Market VP                  $72      $ 91      $113      $208       $18      $ 55      $ 96      $208
Aetna Real Estate Securities VP        $83      $126      $171      $323       $29      $ 90      $153      $323
Aetna Small Company VP                 $77      $108      $141      $265       $23      $ 72      $124      $265
AIM V.I. Capital Appreciation Fund     $75      $101      $130      $242       $21      $ 66      $112      $242
AIM V.I. Growth Fund                   $76      $103      $133      $247       $22      $ 67      $115      $247
AIM V.I. Growth & Income Fund          $75      $101      $129      $240       $21      $ 65      $111      $240
AIM V.I. Value Fund                    $75      $101      $130      $241       $21      $ 65      $112      $241
Fidelity VIP Equity-Income Portfolio   $74      $ 98      $126      $233       $20      $ 63      $108      $243
Fidelity VIP Growth Portfolio          $75      $101      $131      $243       $21      $ 66      $113      $243
Fidelity VIP High Income Portfolio     $75      $102      $132      $245       $22      $ 66      $114      $245
Fidelity VIP II Contrafund Portfolio   $75      $102      $132      $245       $22      $ 66      $114      $245
Janus Aspen Aggressive Growth
 Portfolio                             $76      $104      $134      $251       $22      $ 68      $117      $251
Janus Aspen Balanced Portfolio         $76      $103      $134      $250       $22      $ 68      $116      $250
Janus Aspen Growth Portfolio           $76      $104      $134      $251       $22      $ 68      $117      $251
Janus Aspen Worldwide Growth
 Portfolio                             $76      $103      $134      $250       $22      $ 68      $116      $250
MFS Total Return Series                $77      $108      $142      $267       $24      $ 73      $125      $267
Oppenheimer Aggressive Growth
 Fund/VA                               $75      $102      $132      $246       $22      $ 67      $115      $246
Oppenheimer Main Street Growth
 & Income Fund/VA                      $76      $105      $136      $255       $22      $ 69      $119      $255
Oppenheimer Strategic Bond
 Fund/VA                               $76      $105      $137      $256       $23      $ 69      $119      $256
Portfolio Partners MFS Emerging
 Equities Portfolio                    $76      $105      $137      $257       $23      $ 70      $119      $257
Portfolio Partners MFS Research
 Growth Portfolio                      $77      $107      $139      $261       $23      $ 71      $122      $261
Portfolio Partners MFS Value Equity
 Portfolio                             $77      $108      $142      $266       $24      $ 73      $124      $266
Portfolio Partners Scudder
 International Growth Portfolio        $78      $111      $147      $276       $25      $ 76      $129      $276

-----------------------
* This example does not apply during the income phase if you selected a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

5. The following information replaces the "Early Withdrawal Charge Schedules" section on page 24 of the prospectus:

Early Withdrawal Charge Schedules

             FOR CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK:

---------------------------------------------------------------------------------------------------------
              CONTRACTS OTHER THAN
               ROTH IRA CONTRACTS:                                ROTH IRA CONTRACTS:
---------------------------------------------------------------------------------------------------------
     Years From Receipt         Early Withdrawal         Completed Account         Early Withdrawal
         of Payment                  Charge                    Years                    Charge
---------------------------------------------------------------------------------------------------------
 Less than 2                          7%            Less than 1                          5%
---------------------------------------------------------------------------------------------------------
 2 or more but less than 4            6%            1 or more but less than 2            4%
---------------------------------------------------------------------------------------------------------
 4 or more but less than 5            5%            2 or more but less than 3            3%
---------------------------------------------------------------------------------------------------------
 5 or more but less than 6            4%            3 or more but less than 4            2%
---------------------------------------------------------------------------------------------------------
 6 or more but less than 7            3%            4 or more but less than 5            1%
---------------------------------------------------------------------------------------------------------
 7 or more                            0%            5 or more                            0%
---------------------------------------------------------------------------------------------------------

                 FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK:

-------------------------------------------------------
                FOR ALL CONTRACTS
-------------------------------------------------------
      Years From Receipt         Early Withdrawal
          of Payment                  Charge
-------------------------------------------------------
  Less than 1                          7%
-------------------------------------------------------
  1 or more but less than 2            6%
-------------------------------------------------------
  2 or more but less than 3            5%
-------------------------------------------------------
  3 or more but less than 4            4%
-------------------------------------------------------
  4 or more but less than 5            3%
-------------------------------------------------------
  5 or more but less than 6            2%
-------------------------------------------------------
  6 or more but less than 7            1%
-------------------------------------------------------
  7 or more                            0%
-------------------------------------------------------

6. The following information replaces the "First In, First Out" section on page 24 of the prospectus.

First In, First Out. The early withdrawal charge is calculated separately for each payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first payment to the account (first in) is the first you withdraw (first out).

Examples: For contracts other than Roth IRA contracts issued outside of the state of New York, the early withdrawal charge is based upon the number of years since the payment was received. If your initial payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of the payment withdrawn.

For Roth IRA contracts issued outside of the state of New York, the early withdrawal charge is based on the number of completed account years. If your initial payment was made three years ago, we will deduct an early withdrawal charge equal to 2% of the portion of the payment withdrawn.

For all contracts issued in the state of New York, the early withdrawal charge is based upon the number of years since the payment was received, and if your initial payment was made three years ago, we will deduct an early withdrawal charge equal to 4% of the portion of the payment withdrawn.

In each case the next time you make a withdrawal we will access the early withdrawal charge, if any, against the portion of the first payment you did not withdraw and/or subsequent payments to your account in the order they were received.

Earnings may be withdrawn after all payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

7. The following information replaces the last paragraph of the "Nursing Home Waiver" section on page 26 of the prospectus:

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two week period immediately preceding or following the schedule effective date. The waiver will also not apply to contracts issued in the state of New York or as otherwise prohibited by state law.

8. The following paragraph is added after the second paragraph in the "Roll-up Value" section on page 35 of the prospectus:

The "roll-up value" is not available on contracts issued in the state of New York. For contracts issued in the state of New York, the benefit payable upon the death of the annuitant under Option Package III is the same as that described under Option Package II. Therefore, contract holders of contracts issued in New York should seriously consider whether Option Package III is suitable for their circumstances.




Form No.: X.56297-99-1                                             December 1999

                           VARIABLE ANNUITY ACCOUNT B
                    Aetna Life Insurance and Annuity Company

    Supplement dated December 1, 1999 to the Prospectus dated May 3, 1999 as amended by
                      Supplement dated September 1, 1999

Aetna Variable Annuity--Group and Individual Deferred Variable Annuity Contracts

The information in this supplement updates and amends certain information contained in the prospectus dated May 3, 1999 as amended by supplement dated September 1, 1999. You should read this supplement along with the prospectus.

1. The following information replaces the "Option Packages" section on page 4 of the prospectus:

Option Packages: There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. The differences are summarized as follows:

----------------------------------------------------------------------------------------------------------------------------------
                            Option Package I          Option Package II                      Option Package III
----------------------------------------------------------------------------------------------------------------------------------
 Mortality and
 Expense Risk
 Charge(1):                   0.80%                      1.10%                                 1.25%
----------------------------------------------------------------------------------------------------------------------------------
 Death Benefit(2)      The greater of:            The greatest of:           Outside of New York:      In New York:
 on Death of the       (1) The sum of all         (1) The sum of all         The greatest of:          The greatest of:
 Annuitant(3):             payments made,             payments made,         (1) The sum of all        (1) The sum of all
                           adjusted for               adjusted for               payments made,            payments made,
                           amounts withdrawn          amounts withdrawn          adjusted for              adjusted for
                           or applied to an           or applied to an           amounts withdrawn         amounts withdrawn
                           income phase               income phase               or applied to an          or applied to an
                           payment as of the          payment as of the          income phase              income phase
                           claim date; or             claim date; or             payment as of the         payment as of the
                       (2) The account value      (2) The account value          claim date; or            claim date; or
                           on the claim date          on the claim date;     (2) The account value     (2) The account value
                                                      or                         on the claim date;        on the claim date;
                                                  (3) The "Step-up value"        or                        or
                                                      on the claim date      (3) The "Step-up value"   (3) The "Step-up value"
                                                                                 on the claim date;        on the claim
                                                                                 or                        date(4)
                                                                             (4) The "Roll-up value"
                                                                                 on the claim date
----------------------------------------------------------------------------------------------------------------------------------
 Minimum Initial          Non-                       Non-                              Non-
 Payment/Account       Qualified:    Qualified:   Qualified:    Qualified:          Qualified:                Qualified:
 Value(5):              $15,000       $1,500       $5,000        $1,500               $5,000                    $1,500
----------------------------------------------------------------------------------------------------------------------------------
 Free                  10% of your account        10% of your account                      10% of your account
 Withdrawals(6):        value each account         value each account                    value each account year,
                       year, noncumulative.       year, noncumulative.                 cumulative to a maximum 30%.
----------------------------------------------------------------------------------------------------------------------------------
 Nursing Home          Outside of        In       Outside of        In              Outside of                    In
 Waiver--Waiver         New York:     New York:    New York:     New York:          New York:                 New York:
 of Early Withdrawal       Not           Not                        Not                                          Not
 Charge(7):             Available     Available    Available     Available          Available                 Available
----------------------------------------------------------------------------------------------------------------------------------

(1) See "Fee Table" and "Fees."

(2) See "Death Benefit."

(3) When a contract holder is not the annuitant, the amount of the death benefit is not the same as shown above under each option package. See "Death Benefit." Therefore, contract holders who are not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.

(4) For contracts issued in New York, the benefit payable upon the death of the annuitant under Option Package III is the same as that described under Option Package II. Therefore, contract holders of contracts issued in New York should seriously consider whether Option Package III is suitable for their circumstances.

(5) See "Purchase and Rights."

(6) See "Fees."

(7) See "Fees."

Form No.: X.AVAMH-99-2                                             December 1999

2. The following information replaces the "Early Withdrawal Charge" section on page 7 of the prospectus:

Early Withdrawal Charge. (As a percentage of payments withdrawn.)

             FOR CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK:

------------------------------------------------------------------------------------------
           CONTRACTS OTHER THAN
            ROTH IRA CONTRACTS:                          ROTH IRA CONTRACTS:
------------------------------------------------------------------------------------------
                                   Early                                       Early
     Years From Receipt         Withdrawal         Completed Account         Withdrawal
         of Payment               Charge                 Years                 Charge
------------------------------------------------------------------------------------------
 Less than 2                       7%         Less than 1                       5%
------------------------------------------------------------------------------------------
 2 or more but less than 4         6%         1 or more but less than 2         4%
------------------------------------------------------------------------------------------
 4 or more but less than 5         5%         2 or more but less than 3         3%
------------------------------------------------------------------------------------------
 5 or more but less than 6         4%         3 or more but less than 4         2%
------------------------------------------------------------------------------------------
 6 or more but less than 7         3%         4 or more but less than 5         1%
------------------------------------------------------------------------------------------
 7 or more                         0%         5 or more                         0%
------------------------------------------------------------------------------------------

                 FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK:

---------------------------------------------
            FOR ALL CONTRACTS:
---------------------------------------------
                                   Early
      Years From Receipt         Withdrawal
          of Payment               Charge
---------------------------------------------
  Less than 1                       7%
---------------------------------------------
  1 or more but less than 2         6%
---------------------------------------------
  2 or more but less than 3         5%
---------------------------------------------
  3 or more but less than 4         4%
---------------------------------------------
  4 or more but less than 5         3%
---------------------------------------------
  5 or more but less than 6         2%
---------------------------------------------
  6 or more but less than 7         1%
---------------------------------------------
  7 or more                         0%
---------------------------------------------

3. "For Contracts Issued Outside of the State of New York" is added to the top of each of the hypothetical examples on pages 10 through 15 of the prospectus.

4. The following hypothetical examples for contracts issued in the state of New York are added before the "Condensed Financial Information" section on page 16 of the prospectus:

For Contracts Issued in the State of New York:

Hypothetical Example: Option Package I

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package I (i.e., mortality and expense risk charge of 0.80%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

-----------------------------------                    Example A                              Example B
> These examples are purely                            ---------                              ---------
  hypothetical.                           If you withdraw your entire account     If at the end of the periods shown
> They should not be considered a         value at the end of the periods         you (1) leave your entire account
  representation of past or future        shown, you would pay the following      value invested or (2) select an income
  expenses or expected returns.           expenses, including any applicable      phase payment option, you would
> Actual expenses and/or returns          early withdrawal charge:                pay the following expenses (no early
  may be more or less than those                                                  withdrawal charge is reflected):*
  shown in these examples.                1 Year   3 Years   5 Years   10 Years   1 Year   3 Years   5 Years   10 Years
-----------------------------------       ------   -------   -------   --------   ------   -------   -------   --------
Aetna Balanced VP, Inc.                   $70      $ 85      $103      $186       $16      $49       $ 85      $186
Aetna Bond VP                             $69      $ 82      $ 98      $176       $15      $47       $ 80      $176
Aetna Growth VP                           $71      $ 90      $111      $203       $18      $54       $ 93      $203
Aetna Growth and Income VP                $70      $ 85      $102      $185       $16      $49       $ 85      $185
Aetna Index Plus Large Cap VP             $68      $ 81      $ 95      $170       $14      $45       $ 78      $170
Aetna International VP                    $85      $130      $178      $336       $31      $94       $160      $336
Aetna Money Market VP                     $67      $ 77      $ 90      $158       $13      $42       $ 72      $158
Aetna Real Estate Securities VP           $79      $112      $148      $279       $25      $76       $131      $279
Aetna Small Company VP                    $73      $ 94      $118      $218       $19      $59       $101      $218
AIM V.I. Capital Appreciation Fund        $70      $ 87      $107      $195       $17      $52       $ 89      $195
AIM V.I. Growth Fund                      $71      $ 89      $110      $200       $17      $53       $ 92      $200
AIM V.I. Growth & Income Fund             $70      $ 87      $106      $192       $16      $51       $ 88      $192
AIM V.I. Value Fund                       $70      $ 87      $106      $193       $17      $51       $ 89      $193
Fidelity VIP Equity-Income Portfolio      $70      $ 85      $102      $185       $16      $49       $ 85      $185
Fidelity VIP Growth Portfolio             $71      $ 88      $107      $196       $17      $52       $ 90      $196
Fidelity VIP High Income Portfolio        $71      $ 88      $108      $198       $17      $53       $ 91      $198
Fidelity VIP II Contrafund Portfolio      $71      $ 88      $108      $198       $17      $53       $ 91      $198
Janus Aspen Aggressive Growth Portfolio   $71      $ 90      $111      $203       $18      $54       $ 93      $203
Janus Aspen Balanced Portfolio            $71      $ 90      $111      $202       $17      $54       $ 93      $202
Janus Aspen Growth Portfolio              $71      $ 90      $111      $203       $18      $54       $ 93      $203
Janus Aspen Worldwide Growth Portfolio    $71      $ 90      $111      $202       $17      $54       $ 93      $202
MFS Total Return Series                   $73      $ 95      $119      $220       $19      $59       $102      $220
Mitchell Hutchins Series Trust Growth
 and Income Portfolio (Class I Shares)    $77      $106      $139      $260       $23      $71       $121      $260
Mitchell Hutchins Series Trust Small
 Cap Portfolio (Class I Shares)           $86      $133      $183      $347       $32      $98       $166      $347
Mitchell Hutchins Series Trust
 Tactical Allocation Portfolio
 (Class I Shares)                         $76      $104      $134      $251       $22      $68       $117      $251
Oppenheimer Aggressive Growth
 Fund/VA                                  $71      $ 89      $109      $199       $17      $53       $ 91      $199
Oppenheimer Main Street Growth
 & Income Fund/VA                         $72      $ 91      $113      $208       $18      $55       $ 96      $208
Oppenheimer Strategic Bond Fund/VA        $72      $ 91      $114      $209       $18      $56       $ 96      $209
Portfolio Partners MFS Emerging
 Equities Portfolio                       $72      $ 92      $114      $210       $18      $56       $ 96      $210
Portfolio Partners MFS Research
 Growth Portfolio                         $72      $ 93      $116      $214       $19      $57       $ 99      $214
Portfolio Partners MFS Value Equity
 Portfolio                                $73      $ 94      $119      $219       $19      $59       $101      $219
Portfolio Partners Scudder
 International Growth Portfolio           $74      $ 98      $124      $230       $20      $62       $106      $230

-----------------------
* This example does not apply during the income phase if you selected a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

For Contracts Issued in the State of New York

Hypothetical Example: Option Package II

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package II (i.e., mortality and expense risk charge of 1.10%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

-----------------------------------                    Example A                              Example B
> These examples are purely                            ---------                              ---------
  hypothetical.                           If you withdraw your entire account     If at the end of the periods shown
> They should not be considered a         value at the end of the periods         you (1) leave your entire account
  representation of past or future        shown, you would pay the following      value invested or (2) select an income
  expenses or expected returns.           expenses, including any applicable      phase payment option, you would
> Actual expenses and/or returns          early withdrawal charge:                pay the following expenses (no early
  may be more or less than those                                                  withdrawal charge is reflected):*
  shown in these examples.                1 Year   3 Years   5 Years   10 Years   1 Year   3 Years   5 Years   10 Years
-----------------------------------       ------   -------   -------   --------   ------   -------   -------   --------
Aetna Balanced VP, Inc.                   $73      $ 94      $118      $218       $19      $ 59      $101      $218
Aetna Bond VP                             $72      $ 91      $114      $209       $18      $ 56      $ 96      $209
Aetna Growth VP                           $74      $ 99      $127      $235       $21      $ 63      $109      $235
Aetna Growth and Income VP                $73      $ 94      $118      $217       $19      $ 58      $100      $217
Aetna Index Plus Large Cap VP             $71      $ 90      $111      $203       $18      $ 54      $ 93      $203
Aetna International VP                    $88      $139      $192      $363       $34      $103      $174      $363
Aetna Money Market VP                     $70      $ 86      $105      $191       $16      $ 51      $ 88      $191
Aetna Real Estate Securities VP           $82      $121      $163      $308       $28      $ 85      $146      $308
Aetna Small Company VP                    $76      $103      $134      $250       $22      $ 68      $116      $250
AIM V.I. Capital Appreciation Fund        $74      $ 97      $122      $227       $20      $ 61      $105      $227
AIM V.I. Growth Fund                      $74      $ 98      $125      $232       $20      $ 63      $107      $232
AIM V.I. Growth & Income Fund             $73      $ 96      $121      $225       $20      $ 60      $104      $225
AIM V.I. Value Fund                       $73      $ 96      $122      $226       $20      $ 61      $104      $226
Fidelity VIP Equity-Income Portfolio      $73      $ 94      $118      $217       $19      $ 58      $100      $217
Fidelity VIP Growth Portfolio             $74      $ 97      $123      $228       $20      $ 61      $105      $228
Fidelity VIP High Income Portfolio        $74      $ 98      $124      $230       $20      $ 62      $106      $230
Fidelity VIP II Contrafund Portfolio      $74      $ 98      $124      $230       $20      $ 62      $106      $230
Janus Aspen Aggressive Growth Portfolio   $74      $ 99      $127      $235       $21      $ 63      $109      $235
Janus Aspen Balanced Portfolio            $74      $ 99      $126      $234       $20      $ 63      $108      $234
Janus Aspen Growth Portfolio              $74      $ 99      $127      $235       $21      $ 63      $109      $235
Janus Aspen Worldwide Growth Portfolio    $74      $ 99      $126      $234       $20      $ 63      $108      $234
MFS Total Return Series                   $76      $104      $135      $252       $22      $ 68      $117      $252
Mitchell Hutchins Series Trust Growth
 and Income Portfolio (Class I Shares)    $80      $115      $154      $290       $26      $ 80      $136      $290
Mitchell Hutchins Series Trust Small
 Cap Portfolio (Class I Shares)           $89      $142      $198      $374       $35      $106      $180      $374
Mitchell Hutchins Series Trust Tactical
 Allocation Portfolio (Class I Shares)    $79      $113      $149      $281       $25      $ 77      $132      $281
Oppenheimer Aggressive Growth
 Fund/VA                                  $74      $ 98      $125      $231       $20      $ 62      $107      $231
Oppenheimer Main Street Growth
 & Income Fund/VA                         $75      $100      $129      $239       $21      $ 65      $111      $239
Oppenheimer Strategic Bond Fund/VA        $75      $101      $129      $240       $21      $ 65      $111      $240
Portfolio Partners MFS Emerging
 Equities Portfolio                       $75      $101      $130      $241       $21      $ 65      $112      $241
Portfolio Partners MFS Research
 Growth Portfolio                         $75      $102      $132      $245       $22      $ 66      $114      $245
Portfolio Partners MFS Value Equity
 Portfolio                                $76      $104      $134      $251       $22      $ 68      $117      $251
Portfolio Partners Scudder
 International Growth Portfolio           $77      $107      $139      $261       $23      $ 71      $122      $261

-----------------------
* This example does not apply during the income phase if you selected a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

For Contracts Issued in the State of New York

Hypothetical Example: Option Package III

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum charges under Option Package III (i.e., mortality and expense risk charge of 1.25%, an administrative expense charge of 0.15% annually and a maximum Annual Maintenance Fee of $30 (converted to a percentage of assets equal to 0.022%)). The total annual fund expenses used are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

-----------------------------------                    Example A                              Example B
> These examples are purely                            ---------                              ---------
  hypothetical.                           If you withdraw your entire account     If at the end of the periods shown
> They should not be considered a         value at the end of the periods         you (1) leave your entire account
  representation of past or future        shown, you would pay the following      value invested or (2) select an income
  expenses or expected returns.           expenses, including any applicable      phase payment option, you would
> Actual expenses and/or returns          early withdrawal charge:                pay the following expenses (no early
  may be more or less than those                                                  withdrawal charge is reflected):*
  shown in these examples.                1 Year   3 Years   5 Years   10 Years   1 Year   3 Years   5 Years   10 Years
-----------------------------------       ------   -------   -------   --------   ------   -------   -------   --------
Aetna Balanced VP, Inc.                   $74      $ 99      $126      $234       $20      $ 63      $108      $234
Aetna Bond VP                             $73      $ 96      $121      $225       $20      $ 60      $104      $225
Aetna Growth VP                           $76      $104      $134      $251       $22      $ 68      $117      $251
Aetna Growth and Income VP                $74      $ 98      $126      $233       $20      $ 63      $108      $233
Aetna Index Plus Large Cap VP             $73      $ 94      $119      $219       $19      $ 59      $101      $219
Aetna International VP                    $89      $143      $199      $377       $35      $107      $181      $377
Aetna Money Market VP                     $72      $ 91      $113      $208       $18      $ 55      $ 96      $208
Aetna Real Estate Securities VP           $83      $126      $171      $323       $29      $ 90      $153      $323
Aetna Small Company VP                    $77      $108      $141      $265       $23      $ 72      $124      $265
AIM V.I. Capital Appreciation Fund        $75      $101      $130      $242       $21      $ 66      $112      $242
AIM V.I. Growth Fund                      $76      $103      $133      $247       $22      $ 67      $115      $247
AIM V.I. Growth & Income Fund             $75      $101      $129      $240       $21      $ 65      $111      $240
AIM V.I. Value Fund                       $75      $101      $130      $241       $21      $ 65      $112      $241
Fidelity VIP Equity-Income Portfolio      $74      $ 98      $126      $233       $20      $ 63      $108      $243
Fidelity VIP Growth Portfolio             $75      $101      $131      $243       $21      $ 66      $113      $243
Fidelity VIP High Income Portfolio        $75      $102      $132      $245       $22      $ 66      $114      $245
Fidelity VIP II Contrafund Portfolio      $75      $102      $132      $245       $22      $ 66      $114      $245
Janus Aspen Aggressive Growth Portfolio   $76      $104      $134      $251       $22      $ 68      $117      $251
Janus Aspen Balanced Portfolio            $76      $103      $134      $250       $22      $ 68      $116      $250
Janus Aspen Growth Portfolio              $76      $104      $134      $251       $22      $ 68      $117      $251
Janus Aspen Worldwide Growth Portfolio    $76      $103      $134      $250       $22      $ 68      $116      $250
MFS Total Return Series                   $77      $108      $142      $267       $24      $ 73      $125      $267
Mitchell Hutchins Series Trust Growth
 and Income Portfolio (Class I Shares)    $81      $120      $161      $304       $27      $ 84      $144      $304
Mitchell Hutchins Series Trust Small
 Cap Portfolio (Class I Shares)           $90      $146      $205      $387       $36      $111      $187      $387
Mitchell Hutchins Series Trust Tactical
 Allocation Portfolio (Class I Shares)    $80      $117      $157      $296       $27      $ 82      $139      $296
Oppenheimer Aggressive Growth
 Fund/VA                                  $75      $102      $132      $246       $22      $ 67      $115      $246
Oppenheimer Main Street Growth
 & Income Fund/VA                         $76      $105      $136      $255       $22      $ 69      $119      $255
Oppenheimer Strategic Bond Fund/VA        $76      $105      $137      $256       $23      $ 69      $119      $256
Portfolio Partners MFS Emerging
 Equities Portfolio                       $76      $105      $137      $257       $23      $ 70      $119      $257
Portfolio Partners MFS Research
 Growth Portfolio                         $77      $107      $139      $261       $23      $ 71      $122      $261
Portfolio Partners MFS Value Equity
 Portfolio                                $77      $108      $142      $266       $24      $ 73      $124      $266
Portfolio Partners Scudder International
 Growth Portfolio                         $78      $111      $147      $276       $25      $ 76      $129      $276

-----------------------
* This example does not apply during the income phase if you selected a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

5. The following information replaces the "Early Withdrawal Charge Schedules" section on page 24 of the prospectus:

Early Withdrawal Charge Schedules

             FOR CONTRACTS ISSUED OUTSIDE OF THE STATE OF NEW YORK:

---------------------------------------------------------------------------------------------------------
              CONTRACTS OTHER THAN
               ROTH IRA CONTRACTS:                                ROTH IRA CONTRACTS:
---------------------------------------------------------------------------------------------------------
     Years From Receipt         Early Withdrawal         Completed Account         Early Withdrawal
         of Payment                  Charge                    Years                    Charge
---------------------------------------------------------------------------------------------------------
 Less than 2                          7%            Less than 1                          5%
---------------------------------------------------------------------------------------------------------
 2 or more but less than 4            6%            1 or more but less than 2            4%
---------------------------------------------------------------------------------------------------------
 4 or more but less than 5            5%            2 or more but less than 3            3%
---------------------------------------------------------------------------------------------------------
 5 or more but less than 6            4%            3 or more but less than 4            2%
---------------------------------------------------------------------------------------------------------
 6 or more but less than 7            3%            4 or more but less than 5            1%
---------------------------------------------------------------------------------------------------------
 7 or more                            0%            5 or more                            0%
---------------------------------------------------------------------------------------------------------

                 FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK:

-------------------------------------------------------
                FOR ALL CONTRACTS
-------------------------------------------------------
      Years From Receipt         Early Withdrawal
          of Payment                  Charge
-------------------------------------------------------
  Less than 1                          7%
-------------------------------------------------------
  1 or more but less than 2            6%
-------------------------------------------------------
  2 or more but less than 3            5%
-------------------------------------------------------
  3 or more but less than 4            4%
-------------------------------------------------------
  4 or more but less than 5            3%
-------------------------------------------------------
  5 or more but less than 6            2%
-------------------------------------------------------
  6 or more but less than 7            1%
-------------------------------------------------------
  7 or more                            0%
-------------------------------------------------------

6. The following information replaces the "First In, First Out" section on page 24 of the prospectus.

First In, First Out. The early withdrawal charge is calculated separately for each payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first payment to the account (first in) is the first you withdraw (first out).

Examples: For contracts other than Roth IRA contracts issued outside of the state of New York, the early withdrawal charge is based upon the number of years since the payment was received. If your initial payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of the payment withdrawn.

For Roth IRA contracts issued outside of the state of New York, the early withdrawal charge is based on the number of completed account years. If your initial payment was made three years ago, we will deduct an early withdrawal charge equal to 2% of the portion of the payment withdrawn.

For all contracts issued in the state of New York, the early withdrawal charge is based upon the number of years since the payment was received, and if your initial payment was made three years ago, we will deduct an early withdrawal charge equal to 4% of the portion of the payment withdrawn.

In each case the next time you make a withdrawal we will access the early withdrawal charge, if any, against the portion of the first payment you did not withdraw and/or subsequent payments to your account in the order they were received.

Earnings may be withdrawn after all payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

7. The following information replaces the last paragraph of the "Nursing Home Waiver" section on page 26 of the prospectus:

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two week period immediately preceding or following the schedule effective date. The waiver will also not apply to contracts issued in the state of New York or as otherwise prohibited by state law.

8. The following paragraph is added after the second paragraph in the "Roll-up Value" section on page 35 of the prospectus:

The "roll-up value" is not available on contracts issued in the state of New York. For contracts issued in the state of New York, the benefit payable upon the death of the annuitant under Option Package III is the same as that described under Option Package II. Therefore, contract holders of contracts issued in New York should seriously consider whether Option Package III is suitable for their circumstances.




Form No.: X.AVAMH-99-2                                             December 1999

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------

     (a) Financial Statements:

         (1)      Incorporated by reference in Part A:
                  Condensed Financial Information

         (2)      Incorporated by reference in Part B:

                  Financial Statements of Variable Annuity Account B:

                  -   Statement of Assets and Liabilities as of December 31, 1998

                  -   Statements of Operations and Changes in Net Assets for the years ended
                      December 31, 1998 and 1997

                  -   Condensed Financial Information for the year ended December 31, 1998

                  -   Notes to Financial Statements

                  -   Independent Auditors' Report

                  Financial Statements of the Depositor:

                  -   Independent Auditors' Report

                  -   Consolidated Statements of Income for the years ended December 31, 1998,
                      1997 and 1996

                  -   Consolidated Balance Sheets as of December 31, 1998 and 1997

                  -   Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1998, 1997 and 1996

                  -   Consolidated Statements of Cash Flows for the years ended December 31,
                      1998, 1997 and 1996

                  -   Notes to Consolidated Financial Statements

(b)  Exhibits

     (1)        Resolution of the Board of Directors of Aetna Life Insurance and
                Annuity Company establishing Variable Annuity Account B(1)

     (2)        Not applicable

     (3.1)      Broker-Dealer Agreement(2)

     (3.2)      Alternative Form of Wholesaling Agreement and Related Selling
                Agreement(3)

     (4.1)      Variable Annuity Contract (GM-VA-98)(2)

     (4.2)      Variable Annuity Contract Certificate (GMC-VA-98)(2)

     (4.3)      Endorsement (EVAGET98) to Variable Annuity Contract GM-VA-98 and
                Variable Annuity Contract Certificate GMC-VA-98(4)

     (4.4)      Endorsement (EGET-99) to Variable Annuity Contract GM-VA-98 and
                Variable Annuity Contract Certificate GMC-VA-98(5)

     (5)        Variable Annuity Contract Application(9.5.89-6(9/98))(6)

     (6.1)      Certificate of Incorporation of Aetna Life Insurance and Annuity
                Company(7)

     (6.2)      Amendment of Certificate of Incorporation of Aetna Life
                Insurance and Annuity Company(8)

     (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(9)

     (7)        Not applicable

     (8.1)      Fund Participation Agreement between Aetna Life Insurance and
                Annuity Company and AIM dated June 30, 1998(6)

     (8.2)      Service Agreement between Aetna Life Insurance and Annuity
                Company and AIM effective June 30, 1998(6)

     (8.3) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
                Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
                GET Fund on behalf of each of its series, Aetna Generation
                Portfolios, Inc. on behalf of each of its series, Aetna Variable
                Portfolios, Inc. on behalf of each of its series, and Aeltus
                Investment Management, Inc. dated as of May 1, 1998(2)

     (8.4) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna
                Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
                Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(10)

     (8.5)      Service Agreement between Aeltus Investment Management, Inc. and
                Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
                Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
                Fund on behalf of each of its series, Aetna Generation
                Portfolios, Inc. on behalf of each of its series, and Aetna
                Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)

     (8.6)      Amendment dated November 4, 1998 to Service Agreement between
                Aeltus Investment Management, Inc. and Aetna Life Insurance and
                Annuity Company in connection with the sale of shares of Aetna
                Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
                Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(10)

     (8.7)      Fund Participation Agreement between Aetna Life Insurance and
                Annuity Company, Variable Insurance Products Fund and Fidelity
                Distributors Corporation dated February 1, 1994 and amended on
                December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                1996 and March 1, 1996(8)

     (8.8)      Fifth Amendment dated as of May 1, 1997 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity
                Company, Variable Insurance Products Fund and Fidelity
                Distributors Corporation dated February 1, 1994 and amended on
                December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                1996 and March 1, 1996(11)

     (8.9)      Sixth Amendment dated November 6, 1997 to the Fund Participation
                Agreement between Aetna Life Insurance and Annuity Company,
                Variable Insurance Products Fund and Fidelity Distributors
                Corporation dated February 1, 1994 and amended on December 15,
                1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                1996 and May 1, 1997(12)

     (8.10)     Seventh Amendment dated as of May 1, 1998 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity
                Company, Variable Insurance Products Fund and Fidelity
                Distributors Corporation dated February 1, 1994 and amended on
                December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)

     (8.11)     Fund Participation Agreement between Aetna Life Insurance and
                Annuity Company, Variable Insurance Products Fund II and
                Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                January 1, 1996 and March 1, 1996(8)

     (8.12)     Fifth Amendment, dated as of May 1, 1997, to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity
                Company, Variable Insurance Products Fund II and Fidelity
                Distributors Corporation dated February 1, 1994 and amended on
                December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                1996 and March 1, 1996(11)

     (8.13)     Sixth Amendment dated as of January 20, 1998 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity
                Company, Variable Insurance Products Fund II and Fidelity
                Distributors Corporation dated February 1, 1994 and amended on
                December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                1996, March 1, 1996 and May 1, 1997(13)

     (8.14)     Seventh Amendment dated as of May 1, 1998 to the Fund
                Participation Agreement between Aetna Life Insurance and Annuity
                Company, Variable Insurance Products Fund II and Fidelity
                Distributors Corporation dated February 1, 1994 and amended on
                December 15, 1994, February 1, 1995, May 1, 1995, January 1,
                1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)

     (8.15)     Service Agreement between Aetna Life Insurance and Annuity
                Company and Fidelity Investments Institutional Operations
                Company dated as of November 1, 1995(14)

     (8.16)     Amendment dated January 1, 1997 to Service Agreement between
                Aetna Life Insurance and Annuity Company and Fidelity
                Investments Institutional Operations Company dated as of
                November 1, 1995(11)

     (8.17)     Service Contract between Fidelity Distributors Corporation and
                Aetna Life Insurance and Annuity Company dated May 2, 1997(10)

     (8.18)     Fund Participation Agreement among Janus Aspen Series and Aetna
                Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(15)

     (8.19) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity
                Company and Janus Capital Corporation dated December 8, 1997(10)

     (8.20)     Service Agreement between Janus Capital Corporation and Aetna
                Life Insurance and Annuity Company dated December 8, 1997(15)

     (8.21)     Fund Participation Agreement among MFS Variable Insurance Trust,
                Aetna Life Insurance and Annuity Company and Massachusetts
                Financial Services Company dated April 30, 1996, and amended on
                September 3, 1996, March 14, 1997 and November 28, 1997(2)

     (8.22)     Fourth Amendment dated May 1, 1998 to the Fund Participation
                Agreement by and among MFS Variable Insurance Trust, Aetna Life
                Insurance and Annuity Company and Massachusetts Financial
                Services Company dated April 30, 1996, and amended on September
                3, 1996, March 14, 1997 and November 28, 1997(6)

     (8.23)     Fifth Amendment dated May 1, 1998 to Fund Participation
                Agreement by and among MFS Variable Insurance Trust, Aetna Life
                Insurance and Annuity Company and Massachusetts Financial
                Services Company dated April 30, 1996, and amended on September
                3, 1996, March 14, 1997 and November 28, 1997(16)

     (8.24)     Fifth Amendment dated July 1, 1999 to Fund Participation
                Agreement by and among MFS Variable Insurance Trust, Aetna Life
                Insurance and Annuity Company and Massachusetts Financial
                Services Company dated April 30, 1996, and amended on September
                3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998

     (8.25)     Fund Participation Agreement dated May 1, 1999 between Aetna
                Life Insurance and Annuity Company, Mitchell Hutchins Series
                Trust, and Mitchell Hutchins Asset Management, Inc.(17)

     (8.26)     Service Agreement dated May 1, 1999 between Mitchell Hutchins
                Asset Management, Inc. and Aetna Life Insurance and Annuity
                Company(17)

     (8.27)     Fund Participation Agreement dated March 11, 1997 between Aetna
                Life Insurance and Annuity Company and Oppenheimer Variable
                Annuity Account Funds and Oppenheimer Funds, Inc.(18)

     (8.28)     Service Agreement effective as of March 11, 1997 between
                Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity
                Company(18)

     (9)        Opinion and Consent of Counsel

     (10)       Consent of Independent Auditors

     (11)       Not applicable

     (12)       Not applicable

     (13)       Schedule for Computation of Performance Data(6)

     (14)       Not applicable

     (15.1)     Powers of Attorney(19)

     (15.2)     Authorization for Signatures(3)


1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.

2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

4. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on September 14, 1998.

5. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

6. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

7. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.

8. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.

10. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

11. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

12. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

13. Incorporated by Reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

14. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.

15. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

16. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.

17. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 25, 1999.

18. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

19. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form No. 4 (File No. 333-56297), as filed on February 25, 1999.

Item 25. Directors and Officers of the Depositor
------------------------------------------------

Name and Principal
Business Address*                                      Positions and Offices with Depositor
------------------                                     ------------------------------------
Thomas J. McInerney                                    Director and President

Shaun P. Mathews                                       Director and Senior Vice President

Catherine H. Smith                                     Director, Chief Financial Officer and Senior Vice
                                                       President

Deborah Koltenuk                                       Vice President, Corporate Controller, and Assistant
                                                       Treasurer

Therese M. Squillacote                                 Vice President and Chief Compliance Officer

Kirk P. Wickman                                        Senior Vice President, General Counsel and Corporate
                                                       Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
----------------------------------------------------------------------------

     Attached is a listing of all persons directly or indirectly controlled by or under common control with the Registrant. The listing indicates (1) the state or other sovereign power under the laws of which the entity is organized, (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it (percentages are rounded to the nearest whole percentage and are based on ownership of voting rights), and (3) its principal business.



September 30, 1999
                            COMPANY ORGANIZATION LIST

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Aetna Inc.               CT (1)                  Publicly Held                           Holding Company
---------------------------------------------------------------------------------------------------------------------
Aetna Services, Inc.     CT (1) (*)              Aetna Inc.            100%              Holding Company
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    PA (1) (*)              Aetna Inc.            100%              Holding Company
Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Risk Indemnity     Bermuda (1) (*)         Aetna Inc.            100%              Insurance
Company Limited
---------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance     CT (1) (*)              Aetna Services, Inc.  100%              Life and Health Insurance
Company                                                                                  and Related Services
---------------------------------------------------------------------------------------------------------------------
Aetna Retirement         CT (1) (*)              Aetna Services, Inc.  100%              Holding Company
Services, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna International,     CT (1) (*)              Aetna Services, Inc.  100%              Holding Company for
Inc.                                                                                     International Subsidiaries
---------------------------------------------------------------------------------------------------------------------
Aetna Health and Life    CT (1) (*)              Aetna Services, Inc.  100%              Life and Health Insurance
Insurance Company
---------------------------------------------------------------------------------------------------------------------
Aetna Capital Trust I    DE (4) (*)              Aetna Services, Inc.  100%              Business Trust
---------------------------------------------------------------------------------------------------------------------
Aetna Capital Trust II   DE (4) (*)              Aetna Services, Inc.  100%              Business Trust
---------------------------------------------------------------------------------------------------------------------
Aetna Capital Trust III  DE (4) (*)              Aetna Services, Inc.  100%              Business Trust
---------------------------------------------------------------------------------------------------------------------
Aetna Capital Trust IV   DE (4) (*)              Aetna Services, Inc.  100%              Business Trust
---------------------------------------------------------------------------------------------------------------------
AUSHC Holdings, Inc.     CT (1) (*)              Aetna Services, Inc.  100%              Holding Company
---------------------------------------------------------------------------------------------------------------------

(1) Corporation                     (*) Fully Consolidated
(2) Partnership                     (**) One Line Consolidation
(3) Joint Venture                   (***) Not Consolidated
(4) Trust
(5) Limited Liability Company

+ Percentages are rounded to the nearest whole percent and are based on ownership of voting rights.


---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Aetna Foundation, Inc.   CT (1) (***)            Aetna Services, Inc.  100%(a)           Supports Charitable
                                                                                         Scientific, Literary and
                                                                                         Educational Activities
---------------------------------------------------------------------------------------------------------------------
Imperial Fire & Marine   U.K. (1) (***)          Aetna Services, Inc.   10%              Reinsurance
Re-Insurance Company
Limited
---------------------------------------------------------------------------------------------------------------------
Aetna Business           CT (1) (*)              Aetna Services, Inc.  100%              Provides Business Services
Resources, Inc                                                                           to External Clients
---------------------------------------------------------------------------------------------------------------------
AE Fifteen, Incorporated CT (1) (*)              Aetna Services, Inc.  100%              Shell Corp. for Interest in
                                                                                         Cogeneration
---------------------------------------------------------------------------------------------------------------------
Luettgens Limited        CT (1) (*)              Aetna Services, Inc.  100%              Retail Specialty Store
---------------------------------------------------------------------------------------------------------------------
AE Housing Corp.         CT (1) (*)              Aetna Services, Inc.  100%              Real Estate
---------------------------------------------------------------------------------------------------------------------
Aetna Capital L.L.C.     DE (5) (*)              Aetna Services, Inc.   95%(b)           Finance - Limited Liability
                                                                                         Company
---------------------------------------------------------------------------------------------------------------------
A.S.I. Wings, L.L.C.     DE (5) (*)              Aetna Services, Inc.  100%              General Business Corporation
---------------------------------------------------------------------------------------------------------------------
Aetna Realty             CT (1) (*)              Aetna Services, Inc.  100%              Real Estate Investment
Investments I, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Properties I       CT (2) (***)            Aetna Realty           84%(c)           Real Estate Investment
Limited Partnership                              Investments I, Inc.
---------------------------------------------------------------------------------------------------------------------
PHPSNE Parent            DE (1) (*)              AUSHC Holdings, Inc.   55%              Holding Company
Corporation
---------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of    CT (1) (*)              PHPSNE Parent         100%              Health Care
Southern New England,                            Corporation
Inc.
---------------------------------------------------------------------------------------------------------------------

--------
(a)  Nonstock Corporation
(b)  Aetna Capital Holdings, Inc. owns 5% of this Limited Liability
     Company.
(c) Aetna Realty Investments I, Inc. is a 1% general partner and an 83% limited partner.


---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
CMBS Holdings, Inc.      TX (1) (*)              Aetna Life Insurance  100%              Real Estate Investment and
                                                 Company                                 Management
---------------------------------------------------------------------------------------------------------------------
CMBS Holdings, Inc. - II CT (1) (*)              Aetna Life Insurance  100%              Real Estate
                                                 Company
---------------------------------------------------------------------------------------------------------------------
CMBS Holdings, L.L.C.    CT (5) (*)              Aetna Life Insurance   99%(d)           Real Estate
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Aetna Real Estate        CT (1) (*)              Aetna Life Insurance  100%              Acquire, Develop and Lease
Properties, Inc.                                 Company                                 Real Estate
---------------------------------------------------------------------------------------------------------------------
AE Fourteen, Inc.        CT (1) (*)              Aetna Life Insurance  100%              Cogeneration
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Aetna Life Assignment    CT (1) (*)              Aetna Life Insurance  100%              Assignment Company for
Company                                          Company                                 Structured Settlements
---------------------------------------------------------------------------------------------------------------------
Aetna/Area Corporation   CT (1) (*)              Aetna Life Insurance  100%              Real Estate Investment and
                                                 Company                                 Management
---------------------------------------------------------------------------------------------------------------------
Aetna Institutional      CT (2) (**)             Aetna Life Insurance   13%(e)           Real Estate Investment
Investors I Limited                              Company
Partnership
---------------------------------------------------------------------------------------------------------------------
Shadow Ridge At Oak      CA (2) (**)             Aetna Life Insurance   80%              Real Estate
Park Condominium                                 Company
Associates
---------------------------------------------------------------------------------------------------------------------
BPC Equity, Inc.         DE (1) (*)              Aetna Life Insurance  100%              General Business Corporation
                                                 Company
---------------------------------------------------------------------------------------------------------------------
BPC Equity, L.L.C.       DE (5) (**)             Aetna Life Insurance   99%(f)           General Business Corporation
                                                 Company
---------------------------------------------------------------------------------------------------------------------
85 L.L.C.                DE (5) (**)             Aetna Life Insurance  100%              General Business Corporation
                                                 Company
---------------------------------------------------------------------------------------------------------------------

--------
(d)  CMBS Holdings, Inc. II owns 1% of this Limited Liability Company.
(e)  Aetna Real Estate Properties, Inc. is a 1% general partner.
(f)  BPC Equity, Inc. owns 1% of this Limited Liability Company.


---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Aetna Affordable         CT (1) (*)              Aetna Life Insurance  100%              Real Estate Investment
Housing, Inc.                                    Company
---------------------------------------------------------------------------------------------------------------------
AHP Holdings, Inc.       CT (1) (*)              Aetna Life Insurance  100%              Holding Company
                                                 Company
---------------------------------------------------------------------------------------------------------------------
ALEC Coinvestment Fund   DE (5) (**)             Aetna Life Insurance  100%              Real Estate
1, L.L.C.                                        Company
---------------------------------------------------------------------------------------------------------------------
Bay Area Mall, Inc.      DE (1) (*)              Aetna Life Insurance  100%              Real Estate
                                                 Company
---------------------------------------------------------------------------------------------------------------------
455 Market Street        CA (2) (**)             Aetna Life Insurance   90%(g)           Real Estate
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Circulation L.L.C.       CT (5) (**)             Aetna Life Insurance  100%              General Business Corporation
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Koll Center Newport A    CA (2) (**)             Aetna Life Insurance   50%(h)           Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Koll Center Newport      CA (2) (**)             Aetna Life Insurance   50%(i)           Real Estate Investment
Number 8                                         Company
---------------------------------------------------------------------------------------------------------------------
Koll Center Newport      CA (2) (**)             Aetna Life Insurance   50%(j)           Real Estate Investment
Number 9                                         Company
---------------------------------------------------------------------------------------------------------------------
Koll Center Newport      CA (2) (**)             Aetna Life Insurance   50%(k)           Real Estate Investment
Number 10                                        Company
---------------------------------------------------------------------------------------------------------------------
Koll Center Newport      CA (2) (**)             Aetna Life Insurance   50%(l)           Real Estate Investment
Number 11                                        Company
---------------------------------------------------------------------------------------------------------------------


--------
(g)  89% general partner and 1% limited partner.
(h) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.
(i) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.
(j) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.
(k) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.
(l) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Koll Center Newport      CA (3) (**)             Aetna Life Insurance   60%              Real Estate Investment
Number 14                                        Company
---------------------------------------------------------------------------------------------------------------------
Pinnacle McDowell        DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Investors, L.L.C.                                Company
---------------------------------------------------------------------------------------------------------------------
1111 Pasquinelli Dr.     DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
L.L.C.                                           Company
---------------------------------------------------------------------------------------------------------------------
1400 Busch Parkway,      DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
L.L.C.                                           Company
---------------------------------------------------------------------------------------------------------------------
Hayward Industrial Park  CT (2) (**)             Aetna Life Insurance   99%              Real Estate Investment
Associates                                       Company
---------------------------------------------------------------------------------------------------------------------
Aetna Hamilton           IL (2) (**)             Aetna Life Insurance   62%              Real Estate
Partnership                                      Company
---------------------------------------------------------------------------------------------------------------------
Waterloo Associates      NC (2) (**)             Aetna Life Insurance   99%(m)           Real Estate Investment
Limited Partnership                              Company
---------------------------------------------------------------------------------------------------------------------
Gables At Farmington     CT (2) (**)             Aetna Life Insurance   60%              Real Estate Investment
Associates                                       Company
---------------------------------------------------------------------------------------------------------------------
Country Club Heights at  MA (2) (**)             Aetna Life Insurance   60%              Real Estate Investment
Woburn Associates                                Company
---------------------------------------------------------------------------------------------------------------------
Carlyle Club Apartments  DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Investors, L.L.C.                                Company
---------------------------------------------------------------------------------------------------------------------
Citation Club            DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Investors, L.L.C                                 Company
---------------------------------------------------------------------------------------------------------------------
Birtcher Aetna-Laguna    CA (2) (**)             Aetna Life Insurance   68%              Real Estate Investment
Hills                                            Company
---------------------------------------------------------------------------------------------------------------------
Harbor Business Park     CA (2) (**)             Aetna Life Insurance   99%              Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Ensenada De Las Colinas  TX (2) (**)             Aetna Life Insurance   99%(n)           Real Estate Investment
I Associates                                     Company
---------------------------------------------------------------------------------------------------------------------

--------
(m) Aetna Life Insurance Company is a 99% general partner and Trumbull Three, Inc. is a 1% limited partner.
(n) Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% general partner.

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Trevose Hospitality,     CT (1) (**)             Aetna Life Insurance  100%              Real Estate Investment
Inc.                                             Company
---------------------------------------------------------------------------------------------------------------------
Oaks at Valley Ranch I   TX (2) (**)             Aetna Life Insurance   99%(o)           Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Oaks at Valley Ranch II  TX (2) (**)             Aetna Life Insurance   99%(p)           Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
KBC-RED Hill Limited     CA (2) (**)             Aetna Life Insurance   80%              Real Estate Investment
Partnership                                      Company
---------------------------------------------------------------------------------------------------------------------
KBC-Eastside Limited     AZ (2) (**)             Aetna Life Insurance   80%              Real Estate Investment
Partnership                                      Company
---------------------------------------------------------------------------------------------------------------------
Sturbridge Square        DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Apartments Investors LLC                         Company
---------------------------------------------------------------------------------------------------------------------
900 North Stuart Street  DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Investors L.L.C.                                 Company
---------------------------------------------------------------------------------------------------------------------
Stuart Park Associates,  VA (5) (***)            900 North Stuart       50%              Real Estate Holding Company
L.L.C.                                           Street Investors
                                                 L.L.C.
---------------------------------------------------------------------------------------------------------------------
Trumbull One, Inc.       CT (1) (*)              Aetna Life Insurance  100%              Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Trumbull Three, Inc.     CT (1) (*)              Aetna Life Insurance  100%              Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Trumbull Four, Inc.      CT (1) (*)              Aetna Life Insurance  100%              Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Southfield Partners      MD (2) (**)             Aetna Life Insurance   99%(q)           Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------

--------
(o) Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% general partner.
(p) Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% general partner.
(q) Aetna Life Insurance Company is a 99% general partner and Trumbull Four, Inc. is a 1% general partner.

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Lincoln Rancho           CA (2) (**)             Aetna Life Insurance   60%              Real Estate Investment
Cucamonga Associates                             Company
---------------------------------------------------------------------------------------------------------------------
Metroplace Office        DE (5) (***)            Aetna Life Insurance  100%              Real Estate Investment
Investors L.L.C.                                 Company
---------------------------------------------------------------------------------------------------------------------
1010 Executive Court,    DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
L.L.C.                                           Company
---------------------------------------------------------------------------------------------------------------------
Becknell Properties      IL (2) (**)             Aetna Life Insurance   75%              Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
3365 Enterprise Avenue   DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Investors, L.L.C.                                Company
---------------------------------------------------------------------------------------------------------------------
Cherry Hill Investors    CT (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
L.L.C.                                           Company
---------------------------------------------------------------------------------------------------------------------
Evergreen Industrial     DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Park Investors, L.L.C.                           Company
---------------------------------------------------------------------------------------------------------------------
1135 Arbor Drive         DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Investors L.L.C.                                 Company
---------------------------------------------------------------------------------------------------------------------
Centrum Associates       CA (2) (**)             Aetna Life Insurance   65%              Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Tri-City Mall Associates AZ (2) (**)             Aetna Life Insurance   50%              Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Southwest Financial      AZ (2) (**)             Aetna Life Insurance   60%              Real Estate Investment
Associates                                       Company
---------------------------------------------------------------------------------------------------------------------
B&H Ventures IV Limited  CT (2) (**)             Aetna Life Insurance   75%              Real Estate Investment
Partnership                                      Company
---------------------------------------------------------------------------------------------------------------------
Champions Richland       TX (2) (*)              Aetna Life Insurance   99%(r)           Real Estate Investment
Northcourte Partnership                          Company
---------------------------------------------------------------------------------------------------------------------
Chris-Town Village       AZ (2) (**)             Aetna Life Insurance   50%              Real Estate Investment
Associates                                       Company
---------------------------------------------------------------------------------------------------------------------

--------
(r) Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% general partner.

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Arshaw Partners II       TX (2) (**)             Aetna Life Insurance   50%              Real Estate Holding Company
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Assembly Square Mall LLC DE (5) (**)             Aetna Life Insurance   99%(s)           Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Spectrum Fashion Center  AZ (2) (**)             Aetna Life Insurance   50%              Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Canyon Springs           TX (2) (**)             Aetna Life Insurance  100%(t)           Real Estate Holding Company
Investment Partners L.P.                         Company
---------------------------------------------------------------------------------------------------------------------
Cambridgeside Galleria   MA (2) (**)             Aetna Life Insurance   50%              Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Stamford Town Center     DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Investors L.L.C.                                 Company
---------------------------------------------------------------------------------------------------------------------
Rich-Taubman Associates  MA (2) (***)            Stamford Town Center   50%              Real Estate Holding Company
                                                 Investors L.L.C.
---------------------------------------------------------------------------------------------------------------------
ADBI Partnership         FL (2) (**)             Aetna Life Insurance   30%              Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Pratt Street Hotel       MD (2) (*)              Aetna Life Insurance   99%(u)           Real Estate Investment
Limited Partnership                              Company
---------------------------------------------------------------------------------------------------------------------
737 North Michigan       DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Avenue Investors L.L.C.                          Company
---------------------------------------------------------------------------------------------------------------------
Meridian Business        DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Campus Investors                                 Company
I L.L.C.
---------------------------------------------------------------------------------------------------------------------
1501 Fourth Ave.         WA (2) (**)             Aetna Life Insurance   91%(v)           Real Estate Investment
Limited Partnership                              Company
---------------------------------------------------------------------------------------------------------------------

--------
(s) Aetna Life Insurance Company is a 99% general partner and Bay Area Mall, Inc., is a 1% general partner.
(t) Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% general partner.
(u) Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% general partner.
(v) Aetna Life Insurance Company is a 90% general partner and a 1% limited partner.

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Thace Associates         MI (2) (**)             Aetna Life Insurance   25%              Real Estate Investment
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Eastmeadow Distribution  GA (2) (**)             Aetna Life Insurance   99%(w)           Real Estate Investment
Center Limited                                   Company
Partnership
---------------------------------------------------------------------------------------------------------------------
Eastmeadow Distribution  GA (2) (**)             Aetna Life Insurance   99%(x)           Real Estate Investment
Center Phase II Limited                          Company
Partnership
---------------------------------------------------------------------------------------------------------------------
777 Oak Lane, L.L.C.     DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Azalea Mall, L.L.C.      DE (5) (**)             Aetna Life Insurance  100%              Real Estate Holding Company
                                                 Company
---------------------------------------------------------------------------------------------------------------------
Southeast Second         DE (1) (*)              Aetna Life Insurance  100%              Real Estate Investment
Avenue, Inc.                                     Company
---------------------------------------------------------------------------------------------------------------------
1401 West 22nd Street    DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Investors, L.L.C.                                Company
---------------------------------------------------------------------------------------------------------------------
Towns of Chapel Hill     DE (2) (***)            Aetna Life Insurance   99%(y)           Real Estate Holding Company
Apartments, L.P.                                 Company
---------------------------------------------------------------------------------------------------------------------
Freeport Office Center,  DE (2) (***)            Aetna Life Insurance   99%(z)           Real Estate Holding Company
L.P.                                             Company
---------------------------------------------------------------------------------------------------------------------
The Vinings at Delray    DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Beach Apartments                                 Company
Investors L.L.C.
---------------------------------------------------------------------------------------------------------------------
Central Trust Center     OH (2) (**)             Aetna Life Insurance   15%              Real Estate Investment
Associates                                       Company
---------------------------------------------------------------------------------------------------------------------

---------
(w) Aetna Life Insurance Company is a 98% general partner and a 1% limited partner.
(x) Aetna Life Insurance Company is a 98% general partner and a 1% limited partner.
(y) Aetna Life Insurance Company is a 99% limited partner and Trumbull One, Inc. is a 1% general partner.
(z) Aetna Life Insurance Company is a 99% limited partner and Trumbull One, Inc. is a 1% general partner.

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
South Center I & II      DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Investors L.L.C.                                 Company
---------------------------------------------------------------------------------------------------------------------
South Center III & IV    DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Investors L.L.C.                                 Company
---------------------------------------------------------------------------------------------------------------------
Quail Ridge Drive        DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Investors, L.L.C.                                Company
---------------------------------------------------------------------------------------------------------------------
3360 Enterprise Avenue   DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Investors L.L.C.                                 Company
---------------------------------------------------------------------------------------------------------------------
Corporate Center II      DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Investors L.L.C.                                 Company
---------------------------------------------------------------------------------------------------------------------
Dakota McDowell          DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Investors L.L.C.                                 Company
---------------------------------------------------------------------------------------------------------------------
Meridian Business Campus DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Investors II L.L.C.                              Company
---------------------------------------------------------------------------------------------------------------------
Meridian Business Campus DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Investors III L.L.C.                             Compan
---------------------------------------------------------------------------------------------------------------------
Mountain View Crossing   DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Investors L.L.C.                                 Company
---------------------------------------------------------------------------------------------------------------------
Parcel 6 Meridian        DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Parkway Investors L.L.C.                         Company
---------------------------------------------------------------------------------------------------------------------
The Vintage at Hyland    DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Hills Investors L.L.C.                           Company
---------------------------------------------------------------------------------------------------------------------
Westlake Greens          DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Apartments Investors,                            Company
LLC
---------------------------------------------------------------------------------------------------------------------
Airport Square Holdings  DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
I, L.L.C.                                        Company
---------------------------------------------------------------------------------------------------------------------
Airport Square Holdings  DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
III, L.L.C.                                      Company
---------------------------------------------------------------------------------------------------------------------
Airport Square Holdings  DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
VI and VII L.L.C.                                Company
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Airport Square Holdings  DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
VIII, L.L.C.                                     Company
---------------------------------------------------------------------------------------------------------------------
Airport Square Holdings  DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
IX, L.L.C.                                       Company
---------------------------------------------------------------------------------------------------------------------
Meridian at Carlyle      DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Apartments Investors                             Company
L.L.C.
---------------------------------------------------------------------------------------------------------------------
2155 Louisiana Avenue    DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Investors L.L.C.                                 Company
---------------------------------------------------------------------------------------------------------------------
Village Green of         DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Rochester Apartments                             Company
Investors L.L.C.
---------------------------------------------------------------------------------------------------------------------
Novi Town Center         DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Investors L.L.C.                                 Company
---------------------------------------------------------------------------------------------------------------------
Village Park of          DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Mayfield Investors                               Company
L.L.C.
---------------------------------------------------------------------------------------------------------------------
8909 Purdue Road         DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Investors L.L.C.                                 Company
---------------------------------------------------------------------------------------------------------------------
Brookdale Apartments     DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
L.L.C.                                           Company
---------------------------------------------------------------------------------------------------------------------
Chevy Chase Pavilion     DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
L.L.C.                                           Company
---------------------------------------------------------------------------------------------------------------------
Concourse Office Plaza   DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
L.L.C.                                           Company
---------------------------------------------------------------------------------------------------------------------
Village Green of Ann     DE (5) (***)            Aetna Life Insurance  100%              Real Estate Holding Company
Arbor Investors L.L.C.                           Company
---------------------------------------------------------------------------------------------------------------------
Capitol District Energy  CT (2) (**)             AE Fourteen, Inc.      50%              Cogeneration of Electrical
Center Cogeneration                                                                      Power
Associates
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Aetna Insurance Company  CT (1) (*)              AHP Holdings, Inc.    100%              Insurance
of Connecticut
---------------------------------------------------------------------------------------------------------------------
Aetna Retirement         CT (1) (*)              Aetna Retirement      100%              Holding Company
Holdings, Inc.                                   Services, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance     CT (1) (*)              Aetna Retirement      100%              Life Insurance, Pensions
and Annuity Company                              Holdings, Inc.                          and Annuities
---------------------------------------------------------------------------------------------------------------------
Aetna Retail Holding     CT (1) (*)              Aetna Retirement      100%              Holding Company for Retail
Company, Inc.                                    Holdings, Inc.                          Distribution Companies
---------------------------------------------------------------------------------------------------------------------
Aetna Services Holding   CT (1) (*)              Aetna Retirement      100%              Holding Company for Service
Company, Inc.                                    Holdings, Inc.                          Contract Companies
---------------------------------------------------------------------------------------------------------------------
Systematized Benefits    CT (1) (*)              Aetna Services        100%              Third Party Administrator
Administrators, Inc.                             Holding Company, Inc.
---------------------------------------------------------------------------------------------------------------------
Aeltus Investment        CT (1) (*)              Aetna Investment      100%              Investment Advisor
Management, Inc.                                 Adviser holding
                                                 Company,Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency   CT (1) (*)              Aetna Retail Holding  100%              Holding Company
Holding Company, Inc.                            Company, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Investment         CT (1) (*)              Aetna Retail Holding  100%              Distribute Securities
Services, Inc.                                   Company, Inc.                           Products - ALIAC and
                                                                                         Outside Funds
---------------------------------------------------------------------------------------------------------------------
Aetna Financial          CT (1) (*)              Aetna Retirement      100%              Broker-Dealer and
Services, Inc.                                   Holdings, Inc.                          Investment Advisor
---------------------------------------------------------------------------------------------------------------------
FNI International, Inc.  CA (1) (*)              Aetna Retail Holding  100%              Holding Company
                                                 Company, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Investment         CT (1) (*)              Aetna Life Insurance  100%              Holding Company for
Adviser Holding Company,                         and Annuity Company                     Investment Adviser Companies
Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Insurance Company  CT (1) (*)              Aetna Life Insurance  100%              Write/Reinsure Life and
of America                                       and Annuity Company                     Annuity Business
---------------------------------------------------------------------------------------------------------------------
Aetna New Series Fund,   MD (1) (**)             Aetna Life Insurance  100%              Regulated Investment
Inc.                                             and Annuity Company                     Company (Mutual Fund)
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Aetna Income Shares      MA (4) (**)             Aetna Life Insurance   99%              Regulated Investment
                                                 and Annuity Company                     Company (Mutual Fund)
---------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore    MA (4) (**)             Aetna Life Insurance  100%              Regulated Investment
Fund                                             and Annuity Company                     Company (Mutual Fund)
---------------------------------------------------------------------------------------------------------------------
Aetna GET Fund           MA (4) (**)             Aetna Life Insurance  100%              Regulated Investment
                                                 and Annuity Company                     Company (Mutual Fund)
---------------------------------------------------------------------------------------------------------------------
Aetna Variable           MD (1) (**)             Aetna Life Insurance  100%              Regulated Investment
Portfolios, Inc.                                 and Annuity Company                     Company (Mutual Fund)
---------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund      MA (4) (**)             Aetna Life Insurance  100%              Regulated Investment
                                                 and Annuity Company                     Company (Mutual Fund)
---------------------------------------------------------------------------------------------------------------------
Aetna Generation         MD (1) (**)             Aetna Life Insurance  100%              Regulated Investment
Portfolios, Inc.                                 and Annuity Company                     Company (Mutual Fund)
---------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.  MD (1) (**)             Aetna Life Insurance  100%              Regulated Investment
                                                 and Annuity Company                     Company (Mutual Fund)
---------------------------------------------------------------------------------------------------------------------
Aetna Series Fund, Inc.  MD (1) (**)             Aetna Life Insurance   43%(aa)          Regulated Investment
                                                 and Annuity Company                     Company (Mutual Fund)
---------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. MD (1) (**)             Aetna Life Insurance   97%(bb)          Regulated Investment
                                                 and Annuity Company                     Company (Mutual Fund)
---------------------------------------------------------------------------------------------------------------------
Financial Network        CA (1) (*)              FNI International,    100%              Broker/Dealer
Investment Corporation                           Inc.
---------------------------------------------------------------------------------------------------------------------
Financial Network        HI (1) (*)              FNI International,    100%              Solicitation of Insurance
Investment Corporation                           Inc.                                    Business
of Hilo, Inc.
---------------------------------------------------------------------------------------------------------------------
Financial Network        HI (1) (*)              FNI International,    100%              Solicitation of Insurance
Investment Corporation                           Inc.                                    Business
of Kauai, Inc.
---------------------------------------------------------------------------------------------------------------------

--------
(aa)  Aetna Life Insurance Company owns 2% of Aetna Series Fund, Inc.
(bb)  Aetna Insurance Company of America owns 3% of Portfolio Partners, Inc.

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
FN Insurance Agency of   MA (1) (*)              FNI International,    100%              Solicitation of Insurance
Massachusetts, Inc.                              Inc.                                    Business
---------------------------------------------------------------------------------------------------------------------
FN Insurance Services,   CA (1) (*)              FNI International,    100%              Solicitation of Insurance
Inc.                                             Inc.                                    Business
---------------------------------------------------------------------------------------------------------------------
FN Insurance Services    AL (1) (*)              FNI International,    100%              Solicitation of Insurance
of Alabama, Inc.                                 Inc.                                    Business
---------------------------------------------------------------------------------------------------------------------
FN Insurance Services    NV (1) (*)              FNI International,    100%              Solicitation of Insurance
of Nevada, Inc.                                  Inc.                                    Business
---------------------------------------------------------------------------------------------------------------------
Financial Network        HI (1) (*)              Financial Network     100%              Solicitation of Insurance
Investment Corporation                           Investment Corporation                  Business
of Hawaii
---------------------------------------------------------------------------------------------------------------------
Aetna Investment         Bermuda (1) (*)         Aeltus Investment     100%              Holding Company
Management (Bermuda)                             Management, Inc.
Holdings Limited
---------------------------------------------------------------------------------------------------------------------
Aeltus Trust Company     CT (1) (*)              Aeltus Investment     100%              Fiduciary Powers re Banking
                                                 Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Aeltus Capital, Inc.     CT (1) (*)              Aeltus Investment     100%              Broker-Dealer Related
                                                 Management, Inc.                        Functions
---------------------------------------------------------------------------------------------------------------------
China Dynamic            Hong Kong (1) (**)      Aetna Investment       50%              Establish and Manage
Investment Management                            Management (Bermuda)                    Collective Investment Scheme
(Hong Kong) Limited                              Holdings Limited
---------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency,  CT (1) (*)              Aetna Insurance       100%              Insurance Agency for the
Inc.                                             Agency Holding                          Marketing of Registered and
                                                 Company, Inc.                           Nonregistered Insurance
                                                                                         Products
---------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency   MA (1) (*)              Aetna Insurance       100%              Insurance Agency for the
of Massachusetts, Inc.                           Agency Holding                          Marketing of Registered and
                                                 Company, Inc.                           Nonregistered Insurance
                                                                                         Products
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency   AL (1) (*)              Aetna Insurance       100%              Insurance Agency for the
of Alabama, Inc.                                 Agency Holding                          Marketing of Registered and
                                                 Company, Inc.                           Nonregistered Insurance
                                                                                         Products
---------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency   Ohio (1) (*)            Aetna Insurance        90%(cc)          Insurance Agency for the
of Ohio, Inc.                                    Agency Holding                          Marketing of Registered and
                                                 Company, Inc.                           Nonregistered Insurance
                                                                                         Products
---------------------------------------------------------------------------------------------------------------------
Aetna International      Hong Kong (1) (*)       Aetna International,  100%              Holding Company for
Holdings (Hong Kong) I                           Inc.                                    Insurance and Financial
Limited                                                                                  Services
---------------------------------------------------------------------------------------------------------------------
East Asia Aetna          Bermuda (1) (**)        Aetna International,   50%              Life Disability and
Insurance Company                                Inc.                                    Employee Benefits Ins. in
(Bermuda) Ltd.                                                                           H.K.
---------------------------------------------------------------------------------------------------------------------
Aetna International      CT (1) (*)              Aetna International,  100%              Investment Management
Fund Management Inc.                             Inc.                                    Services
---------------------------------------------------------------------------------------------------------------------
Aetna Information        PRC (1) (*)             Aetna International,  100%              Information Services Company
Technology (Guanghzou)                           Inc.
Limited
---------------------------------------------------------------------------------------------------------------------
AII 1, L.L.C.            CT (1) (**)             Aetna International,  100%              Holding Company
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
AII 2, L.L.C.            CT (1) (**)             Aetna International,  100%              Holding Company
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
AII 3, L.L.C.            CT (1) (**)             Aetna International,  100%              Holding Company
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
AII 4, L.L.C.            CT (1) (**)             Aetna International,  100%              Holding Company
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Holdings (Cayman)  Cayman (1) (**)         Aetna International,  100%              Insurance Company
Ltd.                                             Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Argentina S.A.     Argentina (1) (*)       Aetna International,  100%              Holding Company
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
ALICA Holdings, Inc.     CT (1) (*)              Aetna International,   80%              Dedicated Holding Company
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance     CT (1) (*)              Aetna International,  100%              Life Insurance
Company of America                               Inc.
---------------------------------------------------------------------------------------------------------------------

--------
(cc)  Non-voting interest

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Aetna International      Hong Kong (1) (*)       Aetna International,  100%              Holding Company
Holdings (Hong Kong)                             Inc.
II Limited
---------------------------------------------------------------------------------------------------------------------
Aetna Internacional y    Mexico (1) (*)          Aetna International,   64%(dd)          Holding Company
Compania, S. de R.L. de                          Inc.
C.V.
---------------------------------------------------------------------------------------------------------------------
Aetna S.A.               Chile (1) (*)           Aetna International,  100%              Holding Co.
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
Arcella Limited          Hong Kong (1) (*)       Aetna International,  100%              Investment & Holding Co.
                                                 Inc.                                    for Aetna's Asia Pacific
                                                                                         Operations
---------------------------------------------------------------------------------------------------------------------
Aetna Life & Casualty    Bermuda (1) (*)         Aetna International,  100%              Insurance, Guaranteed and
Bermuda Limited                                  Inc.                                    Indemnity Business
---------------------------------------------------------------------------------------------------------------------
Inversiones Mercantil    Venezuela (1) (*)       Aetna International,   50%              Insurance Company
Aetna, C.A.                                      Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Heart Investment   Taiwan (1) (*)          Aetna Life Insurance   80%              Holding Company
Holdings Limited                                 Company of America
---------------------------------------------------------------------------------------------------------------------
Aetna Life and Casualty  Netherlands Antilles    Aetna International,  100%              Finance Investment Company
International Finance    (1) (*)                 Inc.
N.V.
---------------------------------------------------------------------------------------------------------------------
Sul America Aetna        Brazil(1) (**)          Aetna International,   49%              Insurance
Seguros de Previdencia                           Inc.
S.A.
---------------------------------------------------------------------------------------------------------------------
Aetna Capital Holdings,  CT (1) (*)              Aetna International,  100%              Holding Company
Inc.                                             Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Securities         Taiwan (1) (*)          Aetna International,   80%              Securities Investment
Investment Management                            Inc.                                    Advisor
(Taiwan) Ltd.
---------------------------------------------------------------------------------------------------------------------
AE Five Incorporated     CT (1) (*)              Aetna International,  100%              Holding Company
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
Powszechne Towarzystwo   Poland (1) (*)          Aetna International,   40%              Pension Fund Corporation
Emerytalne PBK                                   Inc.
---------------------------------------------------------------------------------------------------------------------

--------
(dd)  AE Five, Inc. owns 36% of Aetna Internacional y Compania,
      S. de R.L. de C.V.

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Pacific-Aetna Life       PRC (3) (**)            Aetna International,   50%(ee)          Life Insurance
Insurance Co., Ltd.                              Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna MPF Limited        Hong Kong (1) (*)       Aetna International,  100%              Investment Management &
                                                 Inc.                                    Advisory Services for
                                                                                         Individual Clients and
                                                                                         Investment Funds
---------------------------------------------------------------------------------------------------------------------
Aetna Canada Holdings    Canada (1) (*)          Aetna International,  100%              Investment Holding Company
Limited                                          Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Health             Canada (1) (*)          Aetna International,  100%              Health Investment Company
Investments Inc.                                 Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Investment         Taiwan (1) (*)          Aetna International,   80%              Provide Non-Security
Management (Taiwan)                              Inc.                                    Business and Investment
Limited                                                                                  Advice
---------------------------------------------------------------------------------------------------------------------
Aetna International      New Zealand (1) (*)     Aetna International,  100%              Holding Company
(N.Z.) Limited                                   Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Investment         Hong Kong (1) (*)       Aetna International,  100%              Investment Holding Company
Management (F.E.)                                Inc.
Holdings Limited
---------------------------------------------------------------------------------------------------------------------
Osatspa Insurance Co.    Thailand (1) (**)       Aetna International,   20%              Holding Company
Ltd.                                             Inc.
---------------------------------------------------------------------------------------------------------------------
Osatspa Life Insurance   Thailand (1) (**)       Aetna International,   80%              Life Insurance
Co., Ltd.                                        Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Philippine         Philippine (1) (*)      Aetna International,  100%              Holding Company
Ventures, Inc.                                   Inc.
---------------------------------------------------------------------------------------------------------------------
First Canadian Health    Canada (1) (**)         Aetna Health           49%              Managed Health Services
Management Corporation,                          Investments, Inc.
Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance     Philippine (1) (*)      Aetna Philippine      100%              Life Insurance
Inc.                                             Ventures, Inc.
---------------------------------------------------------------------------------------------------------------------

--------
(ee) Aetna Life Insurance Company owns 1% of Pacific - Aetna Life Insurance Co. Ltd.

----------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP         PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
----------------------------------------------------------------------------------------------------------------------
Aetna Healthcare, Inc.   Philippines (1) (*)     Aetna Philippine       100%              Insurance
                                                 Ventures, Inc.
----------------------------------------------------------------------------------------------------------------------
Blue Cross (Asia         Hong Kong (1) (**)      Aetna International     35%(ff)          Underwriter Casualty and
Pacific) Insurance Ltd.                          Holdings (Hong Kong)                     General Insurance in Hong
                                                 I Limited                                Kong and Macau
----------------------------------------------------------------------------------------------------------------------
East Asia Aetna          Hong Kong (1) (**)      East Asia Aetna        100%              Management Services to
Services Company                                 Insurance Company                        Associate Companies
Limited                                          (Bermuda) Ltd.
----------------------------------------------------------------------------------------------------------------------
PT Aetna Life Insurance  Indonesia (1) (**)      Aetna Life Insurance    80%              Limited Liability Life
Indonesia                                        Company of America                       Insurance Company
----------------------------------------------------------------------------------------------------------------------
Daya Aetna (Malaysia)    Malaysia (1) (*)        Aetna International     82%(gg)          Holding Company
SDN. BHD.                                        Holdings (Hong Kong)
                                                 II Limited
----------------------------------------------------------------------------------------------------------------------
Genesis Healthcare SDN,  Malaysia (1) (*)        Daya Aetna (Malaysia)  100%              Health Insurance Company
BHD                                              SDN, BHD
----------------------------------------------------------------------------------------------------------------------
Aetna Trust Limited      Hong Kong (1) (*)       Aetna International,   100%              Financial Services Company
                                                 Inc.
----------------------------------------------------------------------------------------------------------------------
Aetna Universal          Malaysia (1) (*)        Daya Aetna (Malaysia)  100%              Individual Life,
Insurance Berhad                                 SDN. BHD.                                Home Service, Group and
                                                                                          General Insurance
----------------------------------------------------------------------------------------------------------------------
Aetna Heart Co., Ltd.    Taiwan (1) (**)         Aetna Heart            100%              Trading Company - Marketing
                                                 Investment Holdings                      of Gifts and Souvenirs
                                                 Limited
----------------------------------------------------------------------------------------------------------------------
Aetna South Life Agency  Taiwan (1) (**)         Aetna Heart            100%              Administrative Support
Co., Ltd.                                        Investment Holdings
                                                 Limited
----------------------------------------------------------------------------------------------------------------------
Huei Hong Securities     Taiwan (1) (*)          Aetna Heart             20%              Securities Trading
Co., Ltd.                                        Investment Holdings
                                                 Limited
----------------------------------------------------------------------------------------------------------------------
Aetna Heart Publishing   Taiwan (1) (*)          Aetna Heart            100%              Trading Company
Company Ltd.                                     Investment Holdings
                                                 Limited
----------------------------------------------------------------------------------------------------------------------

--------
(ff) East Asia Aetna Insurance Company (Bermuda) Ltd. owns 30% of Blue Cross (Asia Pacific) Insurance Ltd.
(gg)  Arcelia Limited owns 18% of Daya Aetna (Malaysia) SDN. BHD.

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Seguros Mercantil, C.A.  Venezuela (1) (*)       Inveriones Mercantil  100%              Insurance Company
                                                 Aetna, Inc.
---------------------------------------------------------------------------------------------------------------------
Inversiones Veninversa,  Venezuela (1) (*)       Seguros Mercantil,    100%              Holding Company
C.A.                                             C.A.
---------------------------------------------------------------------------------------------------------------------
Estacionamiento Vence,   Venezuela (1) (*)       Seguros Mercantil,    100%              Holding Company
C.A.                                             C.A.
---------------------------------------------------------------------------------------------------------------------
Aetna (Netherlands)      Netherlands (1) (*)     Aetna Life and        100%              Finance Company
Holdings B.V.                                    Casualty
                                                 International Finance
                                                 N.V.
---------------------------------------------------------------------------------------------------------------------
Travelguard Limited      Hong Kong (1) (*)       Blue Cross (Asia      100%              Insurance Agent
                                                 Pacific) Insurance
                                                 Ltd.
---------------------------------------------------------------------------------------------------------------------
Toursafe Limited         Hong Kong (1) (*)       Blue Cross (Asia      100%              Insurance Agent
                                                 Pacific) Insurance
                                                 Ltd.
---------------------------------------------------------------------------------------------------------------------
Travelsafe Limited       Hong Kong (1) (*)       Blue Cross (Asia      100%              Insurance Agent for its
                                                 Pacific) Insurance                      Ultimate Holding Company
                                                 Ltd.
---------------------------------------------------------------------------------------------------------------------
Multiasistencia, S.A.    Mexico (1) (**)         Seguros Bancomer,      50%(hh)          Administrative Services in
de C.V.                                          S.A. de C.V.                            Connection with Insurance
                                                                                         Claims
---------------------------------------------------------------------------------------------------------------------
Meximed, S.A. de C.V.    Mexico (1) (**)         Seguros Bancomer,      50%(ii)          Services for Insureds for
                                                 S.A. de C.V.                            Hospitals Admissions and
                                                                                         Claims Processing
---------------------------------------------------------------------------------------------------------------------
Seguros Bancomer, S.A.   Mexico (1) (**)         Aetna Internacional    49%              Insurance and Reinsurance
de C.V.                                          y Compania S de R.L.                    Company
                                                 de C.V.
---------------------------------------------------------------------------------------------------------------------
Pensiones Bancomer S.A.  Mexico (1) (**)         Aetna Internacional    49%              Insurance Company
de C.V.                                          y Compania S de R.L.
                                                 de C.V.
---------------------------------------------------------------------------------------------------------------------

--------
(hh) Seguros Monterrey Aetna, S.A. owns 50% of both Multiasistencia S.A. de C.V. and Meximed, S.A. de C.V.
(ii) Seguros Monterrey Aetna, S.A. owns 50% of both Multiasistencia S.A. de C.V. and Meximed, S.A. de C.V.

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Seguros Monterrey        Mexico (1) (**)         Aetna Internacional   21%(jj)           Insurance and Reinsurance
Aetna, S.A.                                      y Compania S de R.L.
                                                 de C.V.
---------------------------------------------------------------------------------------------------------------------
Fianzas Monterrey        Mexico (1) (**)         Aetna Internacional   21%(kk)           Issuance of Bonds
Aetna, S.A.                                      y Compania de R.L.
                                                 de C.V.
---------------------------------------------------------------------------------------------------------------------
Centro Nacional de       Mexico (1) (**)         Seguros Monterrey     70%(ll)           Operation Support Services
Servicios Y Operaciones                          Aetna, S.A.                             Company
S.A. de C.V.
---------------------------------------------------------------------------------------------------------------------
Centro de Capacitacion   Mexico (1) (**)         Seguros Monterrey     99%(mm)           Training Services Company
Monterrey, A.C.                                  Aetna, S.A.
---------------------------------------------------------------------------------------------------------------------
Futuro Familiar S.A. de  Mexico (1) (**)         Seguros Monterrey     99%(nn)           Marketing of Financial
C.V.                                             Aetna, S.A.                             Services & Products
---------------------------------------------------------------------------------------------------------------------
Corporativo Seguros      Mexico (1) (**)         Seguros Monterrey     40%(oo)           Corporate Services Company
S.A. de C.V.                                     Aetna, S.A.
---------------------------------------------------------------------------------------------------------------------
Operadora FMA S.A. de    Mexico (1) (**)         Fianzas Monterrey     99%               Corporate Services Company
C.V.                                             Aetna, S.A.
---------------------------------------------------------------------------------------------------------------------
Administradora de        Mexico (1) (**)         Aetna Internacional   33%(pp)           Retirement Funds Management
Fondos Para el Retiro                            y Compania S de R.L.                    Company
Bancomer, S.A. de C.V.                           de C.V.
---------------------------------------------------------------------------------------------------------------------

---------
(jj) Aetna International, Inc. and AE Five, Inc. owns 14% each of both Seguros Monterrey Aetna S.A. and Fianzas Monterrey Aetna S.A.
(kk) Aetna International, Inc. and AE Five, Inc. owns 14% each of both Seguros Monterrey Aetna S.A. and Fianzas Monterrey Aetna S.A.
(ll)   Pensiones Bancomer, S.A. de C.V. owns 30% of this company.
(mm)   Fianzas Monterrey Aetna, S.A. owns 1% of this company.
(nn)   Grupa Vamsa, S.A. de C.V. owns 1% of this company.
(oo) Seguros Bancomer, S.A. de C.V. and Pensiones Bancomer, S.A. de C.V. each owns 30% of this company.
(pp) Santa Maria Internacional S.A. owns 16% of Administradora de Fondos para el Retiro Bancomer, S.A. de C.V.

----------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP         PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
----------------------------------------------------------------------------------------------------------------------
Servicios Corporativos   Mexico (1) (**)         Administradora de       99%              Pension Administration
Bancomer S.A.                                    Fondos para el Retiro
                                                 Bancomer, S.A. de
                                                 C.V.
----------------------------------------------------------------------------------------------------------------------
Grupo Vamsa, S.A. de     Mexico (1) (**)         Aetna Internacional     49%              Legal Administration and
C.V.                                             y Compania S de R.L.                     Financial Services
                                                 de C.V.
----------------------------------------------------------------------------------------------------------------------
Asesores en Promociones  Mexico (1) (**)         Seguros Bancomer,       33%(qq)          Marketing of Seguros
Segunomina S.A. de C.V.                          S.A. de C.V.                             Products/Payroll Discounts
----------------------------------------------------------------------------------------------------------------------
Inverval de Mexico S.A.  Mexico (1) (*)          Aetna Internacional     98%              Holding Company
de C.V.                                          y Compania S de R.L.
                                                 de C.V.
----------------------------------------------------------------------------------------------------------------------
AE Five y Compania S.    Mexico (1) (*)          Aetna Internacional    100%              Limited Limitability
de R.L. de C.V.                                  y Compania S de R.L.                     Company Formed Under Mex.
                                                 de C.V.                                  Law for The Purpose of
                                                                                          Issuing Cpos in Mexico
----------------------------------------------------------------------------------------------------------------------
Aetna Salud S.A.         Argentina (1) (*)       Aetna Argentina, S.A.  100%              Managing of Health Services
----------------------------------------------------------------------------------------------------------------------
Assistencia Medica       Argentina (1) (*)       Aetna Argentina, S.A.  100%              Healthcare Management
Social Argentina S.A.
----------------------------------------------------------------------------------------------------------------------
Aetna Vida S.A.          Argentina (1) (*)       Aetna Argentina, Inc.  100%              Health and Life Insurance
----------------------------------------------------------------------------------------------------------------------
Aetna Chile Seguros      Chile (1) (*)           Aetna S.A.              98%              Casualty Insurance Company
Generales S.A.
----------------------------------------------------------------------------------------------------------------------
Aetna Administradora de  Chile (1) (*)           Aetna S.A.             100%              Real Estate Investment
Fondos de Inversion S.A.                                                                  Trust Management Co.
----------------------------------------------------------------------------------------------------------------------
Aetna Chile Seguros de   Chile (1) (*)           Aetna S.A.             100%              Life Insurance Company
Vida S.A.
----------------------------------------------------------------------------------------------------------------------
Aetna Pensiones S.A.     Chile (1) (*)           Aetna S.A.             100%              Holding Company
----------------------------------------------------------------------------------------------------------------------

--------
(qq) Seguros Monterrey Aetna, S.A. owns 34% and Pensiones Bancomer, S.A. de C.V. owns 33% of Aserores en Promociones Segunomina, S.A. de C.V.

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Aetna Credito            Chile (1) (*)           Aetna S.A.            100%              Mortgage Company
Hipotecario S.A.
---------------------------------------------------------------------------------------------------------------------
Cruz-Blanca Isapre,      Chile (1) (*)           Aetna S.A.             81%              Insurance Company
S.A.
---------------------------------------------------------------------------------------------------------------------
Aetna International      Peru (1) (*)            Aetna S.A.             86%(rr)          Holding Company
Peru S.A.
---------------------------------------------------------------------------------------------------------------------
Aetna Salud S.A.         Chile (1) (*)           Aetna S.A.             90%              Health Indemnity - Chile
---------------------------------------------------------------------------------------------------------------------
Administradora de        Chile (1) (*)           Aetna Pensiones S.A.   97%              Pension Funds Management
Fondos de Pensiones                                                                      Company
Santa Maria S.A.
---------------------------------------------------------------------------------------------------------------------
Santa Maria              Chile (1) (*)           Administradora de     100%              Pension Administration
Internacional S.A.                               Fondos de Pensiones
                                                 Santa Maria S.A.
---------------------------------------------------------------------------------------------------------------------
Inmobiliaria             Chile (1) (*)           Inmobiliaria Padre     15%              Service Company
Inmarangatn S.A.                                 Mariano S.A.
---------------------------------------------------------------------------------------------------------------------
Asesories Previdencia    Chile (1) (*)           Cruz Blanca Entidad    99%              Service Company
                                                 Promotora de Salud
                                                 S.A.
---------------------------------------------------------------------------------------------------------------------
Aetna Pensiones Peru     Peru (1) (**)           Santa Maria            66%(ss)          Investment
S.A.                                             Internacional S.A.
---------------------------------------------------------------------------------------------------------------------
Administradora de        Peru (1) (**)           Aetna Pensiones        40%(tt)          Pension Funds Management
Fondos de Pensiones                              Peru S.A.                               Company
Integra S.A.
---------------------------------------------------------------------------------------------------------------------
Wiese Aetna Compania     Peru (1) (**)           Aetna International    34%              Insurance and Reinsurance
de Seguros S.A.                                  Peru S.A.
---------------------------------------------------------------------------------------------------------------------
Novasalud Peru S.A.      Peru (1) (**)           Wiese Aetna Compania   50%              Insurance subsidiary
Entidad Prestadora de                            de Seguros S.A.
Salud
---------------------------------------------------------------------------------------------------------------------

--------
(rr) Aetna Chile Seguros de Vida S.A. and Aetna Chile Seguros Generales S.A. have combined ownership of 14%.
(ss)   Aetna S.A. owns 34% of this company.
(tt)   Aetna Pensiones Peru S.A. owns 40% of this company.

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Immobilaria Padre        Chile (1) (*)           Aetna Credito          99%(uu)          Real Estate Development
Mariano S.A.                                     Hipotecario S.A.
---------------------------------------------------------------------------------------------------------------------
Cruz Blanca Entidad      Columbia (1) (*)        Cruz Blanca Isapre,    50%              Pension Insurance Company
Protomotra de Salud S.A.                         S.A.
---------------------------------------------------------------------------------------------------------------------
Sul America Aetna        Brazil (1) (*)          Sul America Aetna     100%              Pension
Companhia Nacional de                            Seguros de
Seguros e Previdencia                            Previdencia S.A.
Privada
---------------------------------------------------------------------------------------------------------------------
Sul America Servicos     Brazil (1) (*)          Sul America Aetna     100%              Health Administrator
Medicos S.A.                                     Seguros de
                                                 Previdencia S.A.
---------------------------------------------------------------------------------------------------------------------
Clube Dos Executivos,    Brazil (1) (*)          Sul American Aetna    100%              Life insurance sponsor
S.A.                                             Seguros de
                                                 Previdencia S.A.
---------------------------------------------------------------------------------------------------------------------
Executivos S/A           Brazil (1) (*)          Clube Dos Executivos   99%              Administrative Services
Administracao e                                  S.A.
Promocao de Seguros
---------------------------------------------------------------------------------------------------------------------
Executivos Corretorae    Brazil (1) (*)          Clube Dos Executivos   99%              Administrative Services
Administradora de                                S.A.
Seguros S/C LTDA
---------------------------------------------------------------------------------------------------------------------
Sulalet Servisos Medicos Brazil (1) (*)          Sul America Aetna     100%              Healthcare Services
                                                 Companhia Nacional de
                                                 Seguros e Previdencia
                                                 Privada
---------------------------------------------------------------------------------------------------------------------
Brasilprev Previdencia   Brazil (1) (**)         Sul America Aetna      22%              Pension
Privada S.A.                                     Companhia Nacional de
                                                 Seguros e Previdencia
                                                 Privada
---------------------------------------------------------------------------------------------------------------------

--------
(uu)  Aetna S.A. owns 1% of this company.

----------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP         PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
----------------------------------------------------------------------------------------------------------------------
Brasilsaude Companhia    Brazil (1) (*)          Sul America Aetna       51%              Insurance
de Segoros                                       Companhia Nacional de
                                                 Seguros e Previdencia
                                                 Privada
----------------------------------------------------------------------------------------------------------------------
Aetna Health Management  Ontario (1)(*)          Aetna Canada Holdings  100%              Managed Healthcare
Canada, Inc.                                     Limited
----------------------------------------------------------------------------------------------------------------------
Aetna Life Acceptance    Ontario (1) (*)         Aetna Canada Holdings  100%              Provision of Financial
Corporation Limited                              Limited                                  Assistance to Agents to
                                                                                          Assist in Growth of Business
----------------------------------------------------------------------------------------------------------------------
Equinox Financial Group  Canada (1) (*)          Aetna Canada Holdings   92%(vv)          Distributor of Life
Inc.                                             Limited                                  Insurance, Financial and
                                                                                          Related Products
----------------------------------------------------------------------------------------------------------------------
2733854 Canada Ltd.      Canada (1) (*)          Aetna Canada Holdings   70%(ww)          Marketing of Life Ins. and
                                                 Limited                                  Related Products
----------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance     Canada (1) (*)          Aetna Canada Holdings  100%              Life, Accident and Sickness
Company of Canada                                Limited                                  Insurance
----------------------------------------------------------------------------------------------------------------------
Aynsley La Vergne        Quebec (1) (*)          Equinox Financial      100%              Finance Services Company
Financial Services, Inc.                         Group Inc.
----------------------------------------------------------------------------------------------------------------------
Canadian Corporate       Canada (1) (*)          Aetna Health           100%              Managed Health Services
Health Solutions Inc.                            Management Canada,
                                                 Inc.
----------------------------------------------------------------------------------------------------------------------
Equinox Investors        Canada (1) (*)          Equinox Financial       80%              Mutual Funds
Services Inc.                                    Group Inc.
----------------------------------------------------------------------------------------------------------------------
Landex Properties Ltd.   British Columbia        Aetna Life Insurance   100%              Real Estate Acquisitions
                         (1) (*)                 Company of Canada
----------------------------------------------------------------------------------------------------------------------
Aetna Benefits           Canada (1) (*)          Aetna Life Insurance   100%              Claims Administration and
Management, Inc.                                 Company of Canada                        Actuarial Services
----------------------------------------------------------------------------------------------------------------------

--------
(vv)  Aetna Life Insurance Company of Canada owns 8% of this corporation.
(ww)  Equinox Financial Group, Inc. owns 30% of this corporation.

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Mount-Batten Properties  Ontario (1) (*)         Aetna Life Insurance  100%              Acquisition, Development and
Limited                                          Company of Canada                       Management of Real Estate
---------------------------------------------------------------------------------------------------------------------
3158047 Canada Limited   Canada (1) (*)          Aetna Life Insurance  100%              Acquisition, Development and
                                                 Company of Canada                       Management of Real Estate
---------------------------------------------------------------------------------------------------------------------
Financial Life           Canada (1) (*)          Aetna Life Insurance  100%              Insurance Company
Assurance Company of                             Company of Canada
Canada
---------------------------------------------------------------------------------------------------------------------
Eclipse Claims Services  Canada (1) (**)         Aetna Life Insurance   25%              Electronic Claims
Inc.                                             Company of Canada                       Adjudication Services
---------------------------------------------------------------------------------------------------------------------
PVS Preferred Vision     Canada (1) (**)         Aetna Benefits         20%              Provider of Ophthalmic,
Services Inc.                                    Management, Inc.                        Service for Four Major
                                                                                         Shareholders
---------------------------------------------------------------------------------------------------------------------
Churchill Office Park    Canada (1) (**)         Mount-Batten           45%              Real Estate Development of
Limited                                          Properties Limited                      Ottawa Site
---------------------------------------------------------------------------------------------------------------------
Aetna Health (N.Z.)      New Zealand (1) (**)    Aetna International   100%              Health Insurance Underwriting
Limited                                          (N.Z) Limited
---------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance     New Zealand (1) (*)     Aetna Health          100%              Group Benefits/Pension
(N.Z.) Limited                                   (N.Z.) Limited                          Management
---------------------------------------------------------------------------------------------------------------------
Human Affairs Limited    New Zealand (1) (*)     Aetna Health          100%              Indemnity Health Insurance
(N.Z.)                                           (N.Z.) Limited
---------------------------------------------------------------------------------------------------------------------
First Health (New        New Zealand (1) (*)     Aetna Health          100%              Super Annuitization/Long
Zealand Limited)                                 (N.Z.) Limited                          Term Care
---------------------------------------------------------------------------------------------------------------------
Prime Health Limited     New Zealand (1) (*)     First Health (New      50%              Buying and Managing Risk
                                                 Zealand) Limited                        for Publicly Funded Health
                                                                                         Services and Providing
                                                                                         Management Services and
                                                                                         Infrastructure to its
                                                                                         Network of Doctors
---------------------------------------------------------------------------------------------------------------------
Managed Care New         New Zealand (1) (*)     Human Affairs (NZ)    100%              Long Term Care Provider
Zealand Limited                                  Limited
---------------------------------------------------------------------------------------------------------------------
PLJ Holdings Limited     Hong Kong (1) (*)       Aetna Investment      100%              Investment Management &
                                                 Management (F.E.)                       Securities Trading
                                                 Holdings Limited
---------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP         PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
----------------------------------------------------------------------------------------------------------------------
Aetna Investment         Hong Kong (1) (*)       Aetna Investment       100%              Nominee Services Holding
Management (F.E.)                                Management (F.E.)                        Assets of AIM F.E.'s
Limited                                          Holdings Limited                         Customers in Street Name
----------------------------------------------------------------------------------------------------------------------
Kwang HUA Securities     Taiwan (1) (***)        Aetna Investment        20%              Securities Investment &
Investment & Trust Co.                           Management (F.E.)                        Trust
Ltd.                                             Holdings Limited
----------------------------------------------------------------------------------------------------------------------
Kwang Hua Investment &   Hong Kong (1) (***)     Kwang HUA Securities   100%              Investment Company
Trust (H.K.) Co. Ltd                             Investment & Trust
                                                 Co. Ltd.
----------------------------------------------------------------------------------------------------------------------
Kwang HUA Securities     Taiwan (1) (***)        PLJ Holdings Limited    20%              Investment Consulting Company
Investment Consultant
Co. Ltd.
----------------------------------------------------------------------------------------------------------------------
U.S. Healthcare          DE (1) (*)              Aetna U.S. Healthcare  100%              Holding Company
Financial Services, Inc.                         Inc.(PA)
----------------------------------------------------------------------------------------------------------------------
Primary Holdings, Inc.   DE (1) (*)              Aetna U.S. Healthcare  100%              Holding Company
                                                 Inc. (PA)
----------------------------------------------------------------------------------------------------------------------
Aetna Health             DE (1) (*)              Aetna U.S. Healthcare  100%              HMO Management Company
Management, Inc.                                 Inc. (PA)
----------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans,    DE (1) (*)              Aetna U.S. Healthcare  100%              Holding Company
Inc.                                             Inc. (PA)
----------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    PA (1) (*)              Aetna U.S. Healthcare  100%              Dental
Dental Plan, Inc.                                Inc. (PA)
----------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Dental   NJ (1) (*)              Aetna U.S. Healthcare  100%              Dental
Plan, Inc.                                       Inc. (PA)
----------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Dental   DE (1) (*)              Aetna U.S. Healthcare  100%              Dental
Plan, Inc.                                       Inc. (PA)
----------------------------------------------------------------------------------------------------------------------
U.S. Health Insurance    NY (1) (*)              Aetna U.S. Healthcare  100%              Accident and Health
Company                                          Inc. (PA)                                Insurance Company
----------------------------------------------------------------------------------------------------------------------
Corporate Health         PA (1) (*)              Aetna U.S. Healthcare  100%              Accident and Health
Insurance Company                                Inc. (PA)                                Insurance Company
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP         PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
----------------------------------------------------------------------------------------------------------------------
U.S. Managed Care, Inc.  MD (1) (*)              Aetna U.S. Healthcare  100%              Utilization Review
                                                 Inc. (PA)
----------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   NJ (1) (*)              Aetna U.S. Healthcare  100%              HMO
Inc.                                             Inc. (PA)
----------------------------------------------------------------------------------------------------------------------
U.S. Healthcare, Inc.    NY (1) (*)              Aetna U.S. Healthcare  100%              HMO
                                                 Inc. (PA)
----------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   CT (1) (*)              Aetna U.S. Healthcare  100%              HMO
Inc.                                             Inc. (PA)
----------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   MA (1) (*)              Aetna U.S. Healthcare  100%              HMO
Inc.                                             Inc. (PA)
----------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   DE (1) (*)              Aetna U.S. Healthcare  100%              HMO
Inc. (DE)                                        Inc. (PA)
----------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    NH (1) (*)              Aetna U.S. Healthcare  100%              HMO
of New Hampshire, Inc.                           Inc. (PA)
----------------------------------------------------------------------------------------------------------------------
Prudential Health Care   TX (1) (*)              Aetna U.S. Healthcare  100%              HMO
Plan, Inc.                                       Inc. (PA)
----------------------------------------------------------------------------------------------------------------------
Prudential Health Care   NY (1) (*)              Aetna U.S. Healthcare  100%              HMO
Plan of New York, Inc.                           Inc. (PA)
----------------------------------------------------------------------------------------------------------------------
Prudential Health Care   CT (1) (*)              Aetna U.S. Healthcare  100%              HMO
Plan of Connecticut,                             Inc. (PA)
Inc.
----------------------------------------------------------------------------------------------------------------------
Advent Investments, Inc. DE (1) (*)              U.S. Healthcare        100%              DE Holding Company
                                                 Financial Services,
                                                 Inc.
----------------------------------------------------------------------------------------------------------------------
Independent              DE (1) (*)              U.S. Healthcare        100%              DE Holding Company
Investments, Inc.                                Financial Services,
                                                 Inc.
----------------------------------------------------------------------------------------------------------------------
United States            PA (1) (*)              U.S. Healthcare        100%              Financial Services to
Physicians Care                                  Financial Services,                      Physicians
Systems, Inc.                                    Inc.
----------------------------------------------------------------------------------------------------------------------
United States Home       PA (1) (*)              U.S. Healthcare        100%              Inactive - other Medical
Health Care Systems,                             Financial Services,                      Services
Inc.                                             Inc.
----------------------------------------------------------------------------------------------------------------------
U.S. Health Aviation     PA (1) (*)              U.S. Healthcare        100%              Ownership and Operation of
Corp.                                            Financial Services,                      Airplanes
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
U.S. Healthcare          PA (1) (*)              U.S. Healthcare       100%              Holding Company for Real
Properties, Inc.                                 Financial Services,                     Estate
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
Intelihealth, Inc.       DE (1) (*)              U.S. Healthcare        98%              Software Development
                                                 Financial Services,
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
USHC Management Services DE (1) (*)              U.S. Healthcare       100%              Management and Financial
Corporation                                      Financial Services,                     Services to Network
                                                 Inc.                                    Providers
---------------------------------------------------------------------------------------------------------------------
Integrated Pharmacy      FL (1) (*)              U.S. Healthcare       100%              Pharmaceutical
Solutions, Inc.                                  Financial Services,
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
U.S. Healthcare          DE (1) (*)              Advent Investments,   100%              Holding Company
Advantage, Inc.                                  Inc.
---------------------------------------------------------------------------------------------------------------------
Wissahickon Payment      DE (1) (*)              Advent Investments,   100%              Third Party Administrator
Administrators, Inc.                             Inc.
---------------------------------------------------------------------------------------------------------------------
Advent Financial         DE (1) (*)              U.S. Healthcare       100%              Holding Company
Services, Inc.                                   Advantage, Inc.
---------------------------------------------------------------------------------------------------------------------
Corporate Health         PA (1) (*)              Advent Financial      100%              Third Party Administrator
Administrators, Inc.                             Services, Inc.                          for Self-Insured Plans
---------------------------------------------------------------------------------------------------------------------
Managed Care             DE (1) (*)              Advent Financial      100%              Evaluation and
Coordinators, Inc.                               Services, Inc.                          Administration of Multiple
                                                                                         Health Plans
---------------------------------------------------------------------------------------------------------------------
U.S. Phoenix Corporation PA (1) (*)              Advent Financial      100%              Shell
                                                 Services, Inc.
---------------------------------------------------------------------------------------------------------------------
U.S. Quality             PA (1) (*)              Advent Financial      100%              Services to Analyze the
Algorithms, Inc.                                 Services, Inc.                          Quality and  Effectiveness
                                                                                         of Medical Care
---------------------------------------------------------------------------------------------------------------------
Workers Comp Advantage,  PA (1) (*)              Advent Financial      100%              Case Management and other
Inc.                                             Services, Inc.                          Medical Management Services
                                                                                         for Employers on Costs
                                                                                         Related to Workers'
                                                                                         Compensation Claims
---------------------------------------------------------------------------------------------------------------------
Primary Investments,     DE (1) (*)              Primary Holdings,     100%              Holding Company
Inc.                                             Inc.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
United States Health     PA (1) (*)              Primary Investments,  100%              HMO
Care Systems of                                  Inc.
Pennsylvania, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    MD (1) (*)              Primary Investments,   15%(xx)          HMO
Inc.                                             Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    NC (1) (*)              Primary Investments,  100%              HMO
of the Carolinas, Inc.                           Inc.
---------------------------------------------------------------------------------------------------------------------
Chickering Claims        MA (1) (**)             Primary Investments,   47%              Third Party Claims
Administrators, Inc.                             Inc.                                    Administration  Business
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    GA (1) (*)              Primary Investments,   63%(yy)          HMO
of Georgia, Inc.                                 Inc.
---------------------------------------------------------------------------------------------------------------------
Prudential Health Care   GA (1) (*)              Primary Investments,  100%              HMO
Plan of Georgia, Inc.                            Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    AL (1) (*)              Primary Investments,  100%              HMO
of Alabama, Inc.                                 Inc.
---------------------------------------------------------------------------------------------------------------------
U.S. Health Insurance    CT (1) (*)              Primary Investments,  100%              Accident and Health
Company                                          Inc.                                    Insurance Company
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   MI (1) (*)              Primary Investments,  100%              HMO
Inc.                                             Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   OK (1) (*)              Primary Investments,  100%              HMO
Inc.                                             Inc.
---------------------------------------------------------------------------------------------------------------------
U.S. Healthcare, Inc.    MO (1) (*)              Primary Investments,  100%              HMO
                                                 Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    DE (1) (*)              Primary Investments,  100%              Holding Company
Holdings, Inc.                                   Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    WA (1) (*)              Primary Investments,  100%              HMO
Inc.                                             Inc.
---------------------------------------------------------------------------------------------------------------------

--------
(xx) NYLCare Health Plans, Inc. owns 44% and Aetna Health Management, Inc. owns 41% of Aetna U.S. Healthcare, Inc. (MD)
(yy) Aetna Health Management, Inc. owns 37% of Aetna U.S. Healthcare of Georgia, Inc.

----------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP         PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
----------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   CO (1) (*)              Aetna U.S. Healthcare  100%              HMO
Inc.                                             Holdings, Inc.
----------------------------------------------------------------------------------------------------------------------
Prudential Health Care   CA (1) (*)              Aetna Health           100%              HMO
Plan of California, Inc.                         Management, Inc.
----------------------------------------------------------------------------------------------------------------------
Prudential Dental        TX (1) (*)              Aetna Health           100%              HMO Offering Single Health
Maintenance                                      Management Inc.                          Service Plan (Dental)
Organization, Inc.
----------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    CA (1) (*)              Aetna Health           100%              Provide Pre-Paid Dental
Dental Plan of                                   Management, Inc.                         Services
California Inc.
----------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   OH (1) (*)              Aetna Health           100%              HMO
Inc.                                             Management, Inc.
----------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   MD (1) (*)              Aetna Health            41%(zz)          HMO
Inc.                                             Management, Inc.
----------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   FL (1) (*)              Aetna Health           100%              HMO
Inc.                                             Management, Inc.
----------------------------------------------------------------------------------------------------------------------
Informed Health, Inc.    DE (1) (*)              Aetna Health           100%              Sponsors Health Information
                                                 Management, Inc.                         Service
----------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   TN (1) (*)              Aetna Health           100%              HMO
Inc.                                             Management, Inc.
----------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    GA (1) (*)              Aetna Health            37%(aaa)         HMO
of Georgia, Inc.                                 Management, Inc.
----------------------------------------------------------------------------------------------------------------------
Aetna Dental Care of     NJ (1) (*)              Aetna Health           100%              Dental Care
New Jersey, Inc.                                 Management, Inc.
----------------------------------------------------------------------------------------------------------------------
AUSHC Holdings, Inc.     DE (1) (*)              Aetna Health           100%              Holding Company
                                                 Management, Inc.
----------------------------------------------------------------------------------------------------------------------

--------
(zz) NYLCare Health Plans, Inc. owns 44% and Primary Investments, Inc. owns 15% of Aetna U.S. Healthcare, Inc. (MD)
(aaa)  Primary Investments, Inc. owns 63% of Aetna U.S. Healthcare of
       Georgia, Inc.

---------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER       OWNERSHIP         PRINCIPAL BUSINESS
                                                                       PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   AZ (1) (*)              Aetna Health          100%              HMO
Inc.                                             Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    TX (1) (*)              Aetna Health          100%              HMO Offering Single Health
Dental Plan Inc.                                 Management, Inc.                        Service Plan - Dental
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    IL (1) (*)              Aetna Health          100%              HMO
of Illinois, Inc.                                Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Dental Care        KY (1) (*)              Aetna Health          100%              Dental Plan Organization
of Kentucky, Inc.                                Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of    PA (1) (*)              Aetna Health          100%              HMO
Central and Eastern                              Management, Inc.
Pennsylvania, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   TX (1) (*)              Aetna Health          100%              HMO
Inc.                                             Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   LA (1) (*)              Aetna Health          100%              HMO
Inc.                                             Management, Inc.
---------------------------------------------------------------------------------------------------------------------
MED Southwest, Inc.      TX (1) (*)              Aetna Health           55%              Holding Company
                                                 Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Government Health  CA (1) (*)              Aetna Health          100%              Sponsors Champus Business
Plans, Inc.                                      Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    CA (1) (*)              Aetna Health          100%              HMO
of California, Inc.                              Management, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of    NY (1) (*)              AUSHC Holdings, Inc.  100%              HMO
New York, Inc.
---------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of    NJ (1) (*)              AUSHC Holdings, Inc.  100%              HMO
New Jersey, Inc.
---------------------------------------------------------------------------------------------------------------------
Southwest Physicians     TX (1) (*)              MED Southwest, Inc.   100%              Life and Health Insurer
Life Insurance Company
---------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    TX (1) (*)              MED Southwest, Inc.   100%              HMO
of North Texas Inc.
---------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP         PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
---------------------------------------------------------------------------------------------------------------------
Lonestar Holding Co.     DE (1) (*)              NYLCare Health Plans,  100%              Holding Company
                                                 Inc.
----------------------------------------------------------------------------------------------------------------------
NYLCare of Texas, Inc.   TX (1) (*)              NYLCare Health Plans,  100%              Management Company for PPO
                                                 Inc.
----------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of  PA (1) (*)              NYLCare Health Plans,  100%              HMO
Pennsylvania, Inc.                               Inc.
----------------------------------------------------------------------------------------------------------------------
One Liberty Plaza        DE (1) (*)              NYLCare Health Plans,  100%              Special Purpose Funding
Holdings, Inc.                                   Inc.                                     Entity for Industrial
                                                                                          Development Agency
                                                                                          Transaction
----------------------------------------------------------------------------------------------------------------------
Benefit Panel Services,  CA (1) (*)              NYLCare Health Plans,   50%              Manages HMOs
Inc.                                             Inc.
----------------------------------------------------------------------------------------------------------------------
NYLCare Dental Plans of  TX (1) (*)              NYLCare Health Plans,  100%              Dental HMO
the Southwest, Inc.                              Inc.
----------------------------------------------------------------------------------------------------------------------
Sanus Preferred          CA (1) (*)              NYLCare Health Plans,  100%              PPO
Providers West, Inc.                             Inc.
----------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of  TX (1) (*)              NYLCare Health Plans,  100%              Holding Company
the Southwest, Inc.                              Inc.
----------------------------------------------------------------------------------------------------------------------
NYLCare of New England,  DE (1) (*)              NYLCare Health Plans,  100%              Management Company
Inc.                                             Inc.
----------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of  NY (1) (*)              NYLCare Health Plans,  100%              HMO
New York, Inc.                                   Inc.
----------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of  NJ (1) (*)              NYLCare Health Plans,  100%              HMO
New Jersey, Inc.                                 Inc.
----------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of  CT (1) (*)              NYLCare Health Plans,  100%              HMO
Connecticut, Inc.                                Inc.
----------------------------------------------------------------------------------------------------------------------
NYLCare Preferred        MD (1) (*)              NYLCare Health Plans,  100%              PPO
Services, Inc.                                   Inc.
----------------------------------------------------------------------------------------------------------------------
Sanus of New York and    NY (1) (*)              NYLCare Health Plans,  100%              PPO
New Jersey, Inc.                                 Inc.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP         PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
----------------------------------------------------------------------------------------------------------------------
Sanus Dental Plan of     NJ (1) (*)              NYLCare Health Plans,  100%              Dental HMO
N.J., Inc.                                       Inc.
----------------------------------------------------------------------------------------------------------------------
The Ethix Corporation    DE (1) (*)              NYLCare Health Plans,  100%              Holding Company of PPO
                                                 Inc.                                     Network
----------------------------------------------------------------------------------------------------------------------
Aetna US Healthcare,     ME (1) (*)              NYLCare Health Plans,  100%              HMO
Inc.                                             Inc.
----------------------------------------------------------------------------------------------------------------------
New York Life and        DE (1) (*)              NYLCare Health Plans,  100%              Reinsurance
Health Insurance Company                         Inc.
----------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare,   MD (1) (*)              NYLCare Health Plans,   44%(bbb)         HMO
Inc.                                             Inc.
----------------------------------------------------------------------------------------------------------------------
Lone star Health Plan,   TX (1) (*)              Lonestar Holding Co.    90%(ccc)         Holding Company
Inc.
----------------------------------------------------------------------------------------------------------------------
NYLCare Passport PPO of  TX (1) (*)              NYLCare of Texas,      100%              PPO
the Southwest, Inc.                              Inc.
----------------------------------------------------------------------------------------------------------------------
BPS Health Plan          CA (1) (*)              Benefit Panel          100%              Third Party Administrator
Administrators                                   Services, Inc.
----------------------------------------------------------------------------------------------------------------------
VivaHealth, Incorporated CA (1) (*)              Benefit Panel          100%              HMO
                                                 Services, Inc.
----------------------------------------------------------------------------------------------------------------------
NYLCare Health Plans of  TX (1) (*)              Lonestar Health        100%              HMO
the Gulf Coast, Inc.                             Plan, Inc.
----------------------------------------------------------------------------------------------------------------------
Ethix Northwest, Inc.    WA (1) (*)              The Ethix Corporation  100%              PPO
----------------------------------------------------------------------------------------------------------------------
Ethix Northwest Public   WA (1) (*)              The Ethix Corporation  100%              Managed Care Services to
Services, Inc.                                                                            Medicaid Recipients
----------------------------------------------------------------------------------------------------------------------
Ethix Pacific, Inc.      OR (1) (*)              The Ethix Corporation  100%              PPO
----------------------------------------------------------------------------------------------------------------------
Ethix Midlands, Inc.     DE (1) (*)              The Ethix Corporation  100%              PPO
----------------------------------------------------------------------------------------------------------------------
Ethix Great Lakes, Inc.  MI (1) (*)              The Ethix Corporation  100%              PPO
----------------------------------------------------------------------------------------------------------------------
Ethix Mid-Rivers, Inc.   MO (1) (*)              The Ethix Corporation  100%              PPO
----------------------------------------------------------------------------------------------------------------------
Ethix Southwest, Inc.    TX (1) (*)              The Ethix Corporation  100%              PPO
----------------------------------------------------------------------------------------------------------------------

--------
(bbb) Aetna Health Management, Inc. owns 41% and Primary Investments, Inc. owns 15% of Aetna U.S. Healthcare, Inc. (MD)
(ccc)   NYLCare Health Plans, Inc. owns 10% of this company.

----------------------------------------------------------------------------------------------------------------------
COMPANY                  STATE                   IMMEDIATE OWNER        OWNERSHIP         PRINCIPAL BUSINESS
                                                                        PERCENTAGE+
----------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare    WA (1) (*)              Ethix Northwest, Inc.  100%              HMO
of Washington, Inc.
-----------------------------------------------------------------------------------------------------------------------

Item 27. Number of Contract Owners
----------------------------------

     As of October 31, 1999, there were 92,783 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification
------------------------

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when
(1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1998:

          (1)                       (2)                     (3)                  (4)                   (5)

                                                    Compensation on
Name of                  Net Underwriting           Redemption or         Brokerage
Principal Underwriter    Discounts and Commissions  Annuitization         Commissions         Compensation*
---------------------    -------------------------  -------------         -----------         -------------
Aetna Life Insurance                                      $684,000                                 $42,930,000
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records
-----------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services
----------------------------

     Not applicable

Item 32. Undertakings
---------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 235221, *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-56297) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 23rd day of November, 1999.

                                        VARIABLE ANNUITY ACCOUNT B OF AETNA
                                        LIFE INSURANCE AND ANNUITY COMPANY
                                          (Registrant)

                                    By: AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                          (Depositor)

                                   By:    /s/ Thomas J. McInerney*
                                          -------------------------------------
                                          Thomas J. McInerney
                                          President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 333-56297) has been signed by the following persons in the capacities and on the dates indicated.

Signature                              Title                                              Date
---------                              -----                                              ----
/s/ Thomas J. McInerney*               Director and President                              )
-------------------------------------  (principal executive officer)                       )
    Thomas J. McInerney                                                                    )
                                                                                           )
/s/ Shaun P. Mathews*                   Director                                           )   November
-------------------------------------                                                      )   23, 1999
    Shaun P. Mathews                                                                       )
                                                                                           )
/s/ Catherine H. Smith*                 Director and Chief Financial Officer               )
-------------------------------------                                                      )
    Catherine H. Smith                                                                     )
                                                                                           )
/s/ Deborah Koltenuk*                  Vice President, Corporate Controller, and           )
-------------------------------------  Assistant Treasurer                                 )
    Deborah Koltenuk                                                                       )

By: /s/ J. Neil McMurdie
    ---------------------------------
    J. Neil McMurdie
    *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  Exhibit Index

Exhibit No.             Exhibit
-----------             -------
99-8.24                 Fifth Amendment dated July 1, 1999 to Fund Participation
                        Agreement by and among MFS Variable Insurance Trust,
                        Aetna Life Insurance and Annuity Company and
                        Massachusetts Financial Services Company dated April 30,
                        1996, and amended on September 3, 1996, March 14, 1997,
                        November 28, 1997 and May 1, 1998
                                                                                                            ------------

99-B.9                  Opinion and Consent of Counsel
                                                                                                            ------------

99-B.10                 Consent of Independent Auditors
                                                                                                            ------------